UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 94.8%

	Aerospace & Defense – 2.9%

14,960	Raytheon Company	$676,641
	Beverages – 2.5%

13,460	Coca-Cola Company	579,453
	Commercial Banks – 2.4%

11,615	Cullen/Frost Bankers, Inc.	546,950
	Commercial Services & Supplies – 2.3%

19,465	Waste Management, Inc.	519,132
	Communications Equipment – 5.7%

45,625	Nokia Oyj, Sponsored ADR	645,138

15,405	QUALCOMM, Inc.	651,940
	Total Communications Equipment	1,297,078

	Computers & Peripherals – 3.2%

7,100	International Business Machines Corporation (IBM)	732,791
	Diversified Telecommunication Services – 5.3%

26,295	AT&T Inc.	673,678

9,735	Telefonica S.A., Sponsored ADR	547,983
	Total Diversified Telecommunication Services	1,221,661

	Electric Utilities – 7.7%

12,765	Exelon Corporation	588,849

11,865	FPL Group, Inc.	638,218

18,335	PPL Corporation	548,400
	Total Electric Utilities	1,775,467

	Electrical Equipment – 3.1%

20,720	Emerson Electric Co.	705,309
	Gas Utilities – 3.0%

20,265	EQT Corporation	681,512
	Health Care Equipment & Supplies – 5.3%

6,300	Alcon, Inc.	579,663

10,440	Becton, Dickinson and Company	631,411
	Total Health Care Equipment & Supplies	1,211,074

	Hotels, Restaurants & Leisure – 3.7%

25,360	YUM! Brands, Inc.	845,756
	Household Products – 2.5%

11,510	Procter & Gamble Company	569,054
	Insurance – 5.1%

19,640	AFLAC Incorporated	567,400

35,475	Manulife Financial Corporation	606,623
	Total Insurance	1,174,023

	IT Services – 3.1%

25,925	Paychex, Inc.	700,234
	Machinery – 2.9%

18,572	PACCAR Inc.	658,192
	Metals & Mining – 2.4%

30,050	Southern Copper Corporation	558,029

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2009

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 8.0%

9,025	Chevron Corporation			$596,553

13,940	EnCana Corporation			637,476

12,915	Royal Dutch Shell PLC, Class A, Sponsored ADR			589,957
	Total Oil, Gas & Consumable Fuels			1,823,986

	Pharmaceuticals – 5.0%

13,795	Abbott Laboratories			577,321

17,535	Eli Lilly and Company			577,252
	Total Pharmaceuticals			1,154,573

	Semiconductors & Equipment – 2.9%

29,115	Microchip Technology Incorporated			669,645
	Specialty Retail – 2.6%

10,650	Sherwin-Williams Company			603,215
	Textiles, Apparel & Luxury Goods – 2.3%

8,965	VF Corporation			531,355
	Thrifts & Mortgage Finance – 5.3%

46,845	Hudson City Bancorp, Inc.			588,373

54,635	New York Community Bancorp, Inc.			617,922
	Total Thrifts & Mortgage Finance			1,206,295

	Tobacco – 5.6%

10,695	Lorillard Inc.			675,175

17,115	Philip Morris International			619,563
	Total Tobacco			1,294,738

	Total Common Stocks (cost $25,748,993)			21,736,163

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.0%

$927	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $927,326, collateralized by $675,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $952,695	0.080%	5/01/09	$927,324
	Total Short-Term Investments (cost $927,324)			927,324
	Total Investments (cost $26,676,317) – 98.8%			22,663,487
	Other Assets Less Liabilities – 1.2%			278,206
	Net Assets – 100%			$22,941,693

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

2	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$22,663,487	$—	$—	$22,663,487

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $26,879,068.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$270,644
Depreciation	(4,486,225)
Net unrealized appreciation (depreciation) of investments	$(4,215,581)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 90.9%

	Aerospace & Defense – 4.2%

18,980	Raytheon Company	$858,465

7,735	United Technologies Corporation	377,777
	Total Aerospace & Defense	1,236,242

	Air Freight & Logistics – 1.5%

12,975	Expeditors International of Washington, Inc.	450,362
	Biotechnology – 2.9%

18,380	Gilead Sciences, Inc., (2)	841,804
	Chemicals – 3.3%

12,975	Praxair, Inc.	968,065
	Commercial Services & Supplies – 1.8%

19,395	Waste Management, Inc.	517,265
	Communications Equipment – 3.0%

21,115	QUALCOMM, Inc.	893,587
	Construction & Engineering – 1.5%

11,920	Jacobs Engineering Group, Inc., (2)	453,437
	Diversified Financial Services – 4.1%

2,035	CME Group, Inc.	450,447

44,770	Western Union Company	749,898
	Total Diversified Financial Services	1,200,345

	Electrical Equipment – 2.3%

19,400	Emerson Electric Co.	660,376
	Electronic Equipment & Instruments – 1.2%

10,100	Amphenol Corporation, Class A	341,784
	Energy Equipment & Services – 2.7%

16,155	Schlumberger Limited	791,433
	Food Products – 4.1%

10,125	Bunge Limited	486,101

8,515	Monsanto Company	722,838
	Total Food Products	1,208,939

	Health Care Equipment & Supplies – 11.2%

6,815	Alcon, Inc.	627,048

8,635	Becton, Dickinson and Company	522,245

10,525	C. R. Bard, Inc.	753,906

15,150	Stryker Corporation	586,457

23,300	Varian Medical Systems, Inc., (2)	777,521
	Total Health Care Equipment & Supplies	3,267,177

	Health Care Providers & Services – 5.2%

9,330	Express Scripts, Inc., (2)	596,840

17,965	Quest Diagnostics Incorporated	922,143
	Total Health Care Providers & Services	1,518,983

	Hotels, Restaurants & Leisure – 2.1%

11,285	McDonald’s Corporation	601,378
	Household Durables – 2.5%

19,350	Stanley Works	735,881

4	Nuveen Investments

Shares	Description (1)			Value

	Household Products – 2.0%

11,750	Procter & Gamble Company			$580,920
	IT Services – 5.5%

26,960	Accenture Limited			793,433

16,750	Affiliated Computer Services, Inc., (2)			810,365
	Total IT Services			1,603,798

	Machinery – 6.3%

13,730	Illinois Tool Works, Inc.			450,344

16,435	ITT Industries, Inc.			673,999

15,970	Parker Hannifin Corporation			724,240
	Total Machinery			1,848,583

	Media – 2.2%

20,430	Omnicom Group, Inc.			642,932
	Office Electronics – 1.6%

74,315	Xerox Corporation			454,065
	Oil, Gas & Consumable Fuels – 2.8%

23,398	XTO Energy, Inc.			810,975
	Pharmaceuticals – 4.1%

11,355	Allergan, Inc.			529,824

14,960	Teva Pharmaceutical Industries Limited, Sponsored ADR			656,594
	Total Pharmaceuticals			1,186,418

	Road & Rail – 5.1%

13,265	Burlington Northern Santa Fe Corporation			895,122

16,855	Norfolk Southern Corporation			601,386
	Total Road & Rail			1,496,508

	Semiconductors & Equipment – 2.3%

41,790	Intel Corporation			659,446
	Software – 3.1%

33,500	Activision Blizzard Inc., (2)			360,795

23,690	Intuit, Inc., (2)			547,950
	Total Software			908,745

	Textiles, Apparel & Luxury Goods – 2.3%

12,715	Nike, Inc., Class B			667,156
	Total Common Stocks (cost $33,794,100)			26,546,604

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT–TERM INVESTMENTS – 9.1%

$2,655	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $2,655,113, collateralized by $2,160,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $2,708,856	0.080%	5/01/09	$2,655,107
	Total Short-Term Investments (cost $2,655,107)			2,655,107
	Total Investments (cost $36,449,207) – 100.0%			29,201,711
	Other Assets Less Liabilities – (0.0)%			(1,959)
	Net Assets – 100%			$29,199,752

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$29,201,711	$—	$—	$29,201,711

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $36,539,612.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$264,825
Depreciation	(7,602,726)
Net unrealized appreciation (depreciation) of investments	$(7,337,901)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 93.6%

	Aerospace & Defense – 3.1%

1,850	Orbital Sciences Corporation, (2)	$28,601
	Auto Components – 1.8%

500	Magna International Inc., Class A	16,980
	Capital Markets – 3.8%

400	Affiliated Managers Group Inc., (2)	22,740

3,000	GFI Group, Inc.	12,240
	Total Capital Markets	34,980

	Chemicals – 7.3%

300	CF Industries Holdings, Inc.	21,615

600	H.B. Fuller Company	10,596

250	Lubrizol Corporation	10,805

900	Terra Industries, Inc.	23,850
	Total Chemicals	66,866

	Commercial Services & Supplies – 0.9%

100	Dun and Bradstreet Inc.	8,140
	Computers & Peripherals – 3.1%

500	Lexmark International, Inc., Class A, (2)	9,810

1,000	Network Appliance Inc., (2)	18,300
	Total Computers & Peripherals	28,110

	Construction & Engineering – 2.9%

800	Shaw Group Inc., (2)	26,824
	Diversified Telecommunication Services – 2.8%

700	Embarq Corporation	25,592
	Electronic Equipment & Instruments – 2.4%

500	Waters Corporation, (2)	22,085
	Energy Equipment & Services – 4.3%

500	ENSCO International Incorporated	14,140

1,600	Rowan Companies Inc.	24,976
	Total Energy Equipment & Services	39,116

	Food Products – 3.8%

700	Flowers Foods Inc.	16,170

600	Hormel Foods Corporation	18,774
	Total Food Products	34,944

	Health Care Equipment & Supplies – 4.4%

750	AmerisourceBergen Corporation	25,230

450	Varian Medical Systems, Inc., (2)	15,017
	Total Health Care Equipment & Supplies	40,247

	Health Care Providers & Services – 4.6%

900	Centene Corporation, (2)	16,533

400	Express Scripts, Inc., (2)	25,588
	Total Health Care Providers & Services	42,121

	Household Durables – 2.5%

600	Stanley Works	22,818
	Industrial Conglomerates – 2.3%

500	Teleflex Inc.	21,490

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Internet Software & Services – 5.5%

1,300	Check Point Software Technology Limited, (2)	$30,121

750	F5 Networks, Inc., (2)	20,453
	Total Internet Software & Services	50,574

	IT Services – 4.0%

4,600	InfoUSA Inc., (2)	18,630

3,400	SonicWALL, Inc., (2)	18,462
	Total IT Services	37,092

	Machinery – 1.2%

400	Pentair, Inc.	10,656
	Marine – 3.4%

1,000	Kirby Corporation, (2)	30,860
	Pharmaceuticals – 4.5%

700	Biovail Corporation	7,693

1,800	King Pharmaceuticals Inc., (2)	14,184

1,200	Medicis Pharmaceutical Corporation	19,284
	Total Pharmaceuticals	41,161

	Professional Services – 2.2%

1,900	Korn Ferry International, (2)	20,121
	Road & Rail – 2.6%

1,600	Kansas City Southern Industries, (2)	24,400
	Semiconductors & Equipment – 10.0%

1,000	Analog Devices, Inc.	21,280

1,200	Micrel, Incorporated	9,000

2,300	QLogic Corporation, (2)	32,613

1,400	Xilinx, Inc.	28,616
	Total Semiconductors & Equipment	91,509

	Software – 4.8%

900	Amdocs Limited, (2)	18,837

1,250	Autodesk, Inc., (2)	24,925
	Total Software	43,762

	Specialty Retail – 5.4%

1,200	Charlotte Russe Holdings Inc., (2)	15,060

200	Joseph A Bank Clothiers, Inc., (2)	8,088

1,400	Regis Corporation	26,796
	Total Specialty Retail	49,944

	Total Investments (cost $1,145,546) – 93.6%	858,993
	Other Assets Less Liabilities – 6.4%	59,002
	Net Assets – 100%	$917,995

8	Nuveen Investments

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$858,993	$—	$—	$858,993

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $1,150,598.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$45,311
Depreciation	(336,916)
Net unrealized appreciation (depreciation) of investments	$(291,605)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 2.1%

25,000	United Technologies Corporation	$1,221,000
	Beverages – 2.8%

32,000	PepsiCo, Inc.	1,592,320
	Biotechnology – 5.2%

35,000	Celgene Corporation, (2)	1,495,200

33,000	Gilead Sciences, Inc., (2)	1,511,400
	Total Biotechnology	3,006,600

	Capital Markets – 1.6%

24,000	SEI Investments Company	336,720

18,000	State Street Corporation	614,340
	Total Capital Markets	951,060

	Commercial Banks – 1.2%

28,000	American Express Company	706,160
	Communications Equipment – 9.9%

139,000	Cisco Systems, Inc., (2)	2,685,480

70,000	Nokia Oyj, Sponsored ADR	989,800

49,000	QUALCOMM, Inc.	2,073,680
	Total Communications Equipment	5,748,960

	Computers & Peripherals – 8.5%

18,000	Apple, Inc., (2)	2,264,940

26,000	International Business Machines Corporation (IBM)	2,683,460
	Total Computers & Peripherals	4,948,400

	Consumer Finance – 2.2%

76,000	Western Union Company	1,273,000
	Electrical Equipment – 4.1%

29,000	Emerson Electric Co.	987,160

43,000	Rockwell Automation, Inc.	1,358,370
	Total Electrical Equipment	2,345,530

	Electronic Equipment & Instruments – 2.4%

40,000	Thermo Fisher Scientific, Inc., (2)	1,403,200
	Energy Equipment & Services – 3.3%

56,000	Halliburton Company	1,132,320

46,000	Weatherford International Ltd, (2)	764,980
	Total Energy Equipment & Services	1,897,300

	Food & Staples Retailing – 2.2%

40,000	Walgreen Co.	1,257,200
	Food Products – 1.8%

12,000	Monsanto Company	1,018,680
	Health Care Equipment & Supplies – 4.1%

28,000	Baxter International, Inc.	1,358,000

30,000	Saint Jude Medical Inc., (2)	1,005,600
	Total Health Care Equipment & Supplies	2,363,600

	Health Care Providers & Services – 1.9%

17,000	Express Scripts, Inc., (2)	1,087,490

10	Nuveen Investments

Shares	Description (1)			Value

	Household Products – 3.3%

39,000	Procter & Gamble Company			$1,928,160
	Industrial Conglomerates – 1.4%

63,000	General Electric Company			796,950
	Machinery – 3.0%

13,500	Caterpillar Inc.			480,330

31,000	ITT Industries, Inc.			1,271,310
	Total Machinery			1,751,640

	Media – 4.8%

50,000	McGraw-Hill Companies, Inc.			1,507,500

59,000	Walt Disney Company			1,292,100
	Total Media			2,799,600

	Metals & Mining – 1.6%

19,000	BHP Billiton PLC, ADR			914,660
	Multiline Retail – 2.2%

28,000	Kohl’s Corporation, (2)			1,269,800
	Oil, Gas & Consumable Fuels – 5.3%

18,000	Apache Corporation			1,311,480

17,000	Total S.A., Sponsored ADR			845,240

26,000	XTO Energy, Inc.			901,160
	Total Oil, Gas & Consumable Fuels			3,057,880

	Personal Products – 1.7%

32,000	Estee Lauder Companies Inc., Class A			956,800
	Pharmaceuticals – 3.0%

42,000	Abbott Laboratories			1,757,700
	Road & Rail – 2.1%

25,000	Union Pacific Corporation			1,228,500
	Semiconductors & Equipment – 3.4%

124,000	Intel Corporation			1,956,720
	Software – 7.4%

101,000	Microsoft Corporation			2,046,260

115,000	Oracle Corporation			2,224,100
	Total Software			4,270,360

	Specialty Retail – 1.8%

50,000	Staples, Inc.			1,031,000
	Textiles, Apparel & Luxury Goods – 4.4%

42,000	Coach, Inc., (2)			1,029,000

29,000	Nike, Inc., Class B			1,521,630
	Total Textiles, Apparel & Luxury Goods			2,550,630

	Total Common Stocks (cost $75,476,061)			57,090,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.5%

$875	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $875,175, collateralized by $620,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $899,372	0.080%	5/01/09	$875,173
	Total Short-Term Investments (cost $875,173)			875,173
	Total Investments (cost $76,351,234) – 100.2%			57,966,073
	Other Assets Less Liabilities – (0.2)%			(103,409)
	Net Assets – 100%			$57,862,664

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$57,966,073	$—	$—	$57,966,073

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $76,351,234.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$2,153,063
Depreciation	(20,538,224)
Net unrealized appreciation (depreciation) of investments	$(18,385,161)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 1.6%

236	Rockwell Collins, Inc.	$9,051
	Biotechnology – 3.5%

200	Celgene Corporation, (2)	8,544

165	Theravance, Inc., (2)	2,364

297	Vertex Pharmaceuticals, Inc., (2)	9,154
	Total Biotechnology	20,062

	Capital Markets – 4.4%

429	Janus Capital Group, Inc.	4,303

252	Lazard Limited	6,880

518	SEI Investments Company	7,268

207	State Street Corporation	7,065
	Total Capital Markets	25,516

	Chemicals – 1.5%

330	Albemarle Corporation	8,851
	Commercial Services & Supplies – 1.4%

149	FTI Consulting Inc., (2)	8,177
	Computers & Peripherals – 4.3%

538	EMC Corporation, (2)	6,741

227	McAfee Inc., (2)	8,522

522	Network Appliance Inc., (2)	9,553
	Total Computers & Peripherals	24,816

	Construction & Engineering – 3.2%

212	Jacobs Engineering Group, Inc., (2)	8,064

463	Quanta Services Incorporated, (2)	10,524
	Total Construction & Engineering	18,588

	Consumer Finance – 2.2%

265	Capital One Financial Corporation	4,436

493	Western Union Company	8,258
	Total Consumer Finance	12,694

	Diversified Financial Services – 1.3%

83	Intercontinental Exchange, Inc., (2)	7,271
	Electric Utilities – 0.9%

171	PPL Corporation	5,115
	Electrical Equipment – 4.9%

278	Cooper Industries, Ltd., Class A	9,116

147	Energizer Holdings, Inc., (2)	8,423

330	Rockwell Automation, Inc.	10,425
	Total Electrical Equipment	27,964

	Electronic Equipment & Instruments – 2.8%

191	Roper Industries Inc.	8,708

204	Thermo Fisher Scientific, Inc., (2)	7,156
	Total Electronic Equipment & Instruments	15,864

	Energy Equipment & Services – 5.0%

397	Halliburton Company	8,027

184	National-Oilwell Varco, Inc., (2)	5,572

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

177	Oceaneering International, Inc., (2)	$8,066

439	Weatherford International Ltd., (2)	7,301
	Total Energy Equipment & Services	28,966

	Food Products – 0.8%

124	JM Smucker Company	4,886
	Gas Utilities – 1.0%

177	EQT Corporation	5,953
	Health Care Equipment & Supplies – 3.6%

177	Beckman Coulter, Inc.	9,303

333	Saint Jude Medical Inc., (2)	11,162
	Total Health Care Equipment & Supplies	20,465

	Health Care Providers & Services – 1.7%

186	Quest Diagnostics Incorporated	9,547
	Hotels, Restaurants & Leisure – 3.1%

291	Burger King Holdings, Inc.	4,755

392	YUM! Brands, Inc.	13,072
	Total Hotels, Restaurants & Leisure	17,827

	Household Durables – 0.8%

462	Newell Rubbermaid Inc.	4,828
	Independent Power Producers & Energy Traders – 0.8%

275	AES Corporation, (2)	1,944

55	Constellation Energy Group	1,324

83	NRG Energy, Inc., (2)	1,492
	Total Independent Power Producers & Energy Traders	4,760

	Insurance – 0.7%

130	AFLAC Incorporated	3,756
	Leisure Equipment & Products – 1.3%

271	Hasbro, Inc.	7,225
	Machinery – 2.9%

219	ITT Industries, Inc.	8,981

303	Joy Global, Inc.	7,727
	Total Machinery	16,708

	Media – 4.5%

436	Discovery Communications, Inc., Class A Shares, (2)	8,280

293	McGraw-Hill Companies, Inc.	8,834

649	Monster Worldwide, Inc., (2)	8,956
	Total Media	26,070

	Metals & Mining – 2.8%

316	Cliffs Natural Resources, Inc.	7,287

125	Freeport-McMoRan Copper & Gold, Inc.	5,331

82	Nucor Corporation	3,337
	Total Metals & Mining	15,955

	Multiline Retail – 2.1%

263	Kohl’s Corporation, (2)	11,927

14	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 3.4%

329	Southwestern Energy Company, (2)	$11,798

186	Ultra Petroleum Corporation, (2)	7,961
	Total Oil, Gas & Consumable Fuels	19,759

	Personal Products – 3.3%

1,323	Bare Escentuals, Inc., (2)	12,250

235	Estee Lauder Companies, Inc., Class A	7,027
	Total Personal Products	19,277

	Pharmaceuticals – 1.4%

729	King Pharmaceuticals, Inc., (2)	5,745

50	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,195
	Total Pharmaceuticals	7,940

	Road & Rail – 0.7%

117	Norfolk Southern Corporation	4,175
	Semiconductors & Equipment – 6.7%

541	Altera Corporation	8,824

386	Analog Devices, Inc.	8,214

555	Broadcom Corporation, Class A, (2)	12,869

781	NVIDIA Corporation, (2)	8,966
	Total Semiconductors & Equipment	38,873

	Software – 9.2%

842	Activision Blizzard, Inc., (2)	9,068

427	Akamai Technologies, Inc., (2)	9,403

370	Autodesk, Inc., (2)	7,378

292	BMC Software, Inc., (2)	10,124

311	Citrix Systems, (2)	8,873

362	Intuit, Inc., (2)	8,373
	Total Software	53,219

	Specialty Retail – 3.7%

429	Staples, Inc.	8,846

436	TJX Companies, Inc.	12,194
	Total Specialty Retail	21,040

	Textiles, Apparel & Luxury Goods – 4.8%

631	Coach, Inc., (2)	15,455

467	Guess, Inc.	12,161
	Total Textiles, Apparel & Luxury Goods	27,616

	Wireless Telecommunication Services – 1.8%

176	American Tower Corporation, (2)	5,590

83	Crown Castle International Corporation, (2)	2,035

73	NII Holdings, Inc., Class B, (2)	1,180

53	SBA Communications Corporation, (2)	1,336
	Total Wireless Telecommunication Services	10,141

	Total Investments (cost $722,187) – 98.1%	564,882
	Other Assets Less Liabilities – 1.9%	10,739
	Net Assets – 100%	$575,621

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$564,882	$—	$—	$564,882

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $724,036.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$20,823
Depreciation	(179,977)
Net unrealized appreciation (depreciation) of investments	$(159,154)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

16	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.9%

	Aerospace & Defense – 1.3%

210	Rockwell Collins, Inc.	$8,054
	Beverages – 3.0%

371	PepsiCo, Inc.	18,461
	Biotechnology – 5.2%

278	Celgene Corporation, (2)	11,876

281	Gilead Sciences, Inc., (2)	12,870

223	Vertex Pharmaceuticals, Inc., (2)	6,873
	Total Biotechnology	31,619

	Capital Markets – 0.8%

138	State Street Corporation	4,710
	Chemicals – 1.3%

285	Albemarle Corporation	7,644
	Commercial Banks – 1.5%

369	American Express Company	9,306
	Commercial Services & Supplies – 1.2%

137	FTI Consulting Inc., (2)	7,519
	Communications Equipment – 7.5%

1,217	Cisco Systems, Inc., (2)	23,512

438	Nokia Oyj, Sponsored ADR	6,193

389	QUALCOMM, Inc.	16,462
	Total Communications Equipment	46,167

	Computers & Peripherals – 9.9%

203	Apple, Inc., (2)	25,543

698	EMC Corporation, (2)	8,746

257	International Business Machines Corporation (IBM)	26,523
	Total Computers & Peripherals	60,812

	Construction & Engineering – 2.4%

155	Jacobs Engineering Group, Inc., (2)	5,896

399	Quanta Services Incorporated, (2)	9,069
	Total Construction & Engineering	14,965

	Consumer Finance – 2.1%

271	Capital One Financial Corporation	4,537

480	Western Union Company	8,040
	Total Consumer Finance	12,577

	Diversified Financial Services – 1.2%

84	Intercontinental Exchange, Inc., (2)	7,358
	Electrical Equipment – 4.4%

327	Emerson Electric Company	11,131

106	Energizer Holdings, Inc., (2)	6,074

303	Rockwell Automation, Inc.	9,572
	Total Electrical Equipment	26,777

	Electronic Equipment & Instruments – 1.4%

239	Thermo Fisher Scientific, Inc., (2)	8,384
	Energy Equipment & Services – 4.2%

586	Halliburton Company	11,849

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

270	National-Oilwell Varco, Inc., (2)	$8,176

322	Weatherford International Ltd., (2)	5,355
	Total Energy Equipment & Services	25,380

	Food & Staples Retailing – 2.2%

425	Walgreen Co.	13,358
	Food Products – 2.2%

158	Monsanto Company	13,413
	Health Care Equipment & Supplies – 4.4%

224	Baxter International, Inc.	10,864

158	Beckman Coulter, Inc.	8,304

228	Saint Jude Medical Inc., (2)	7,643
	Total Health Care Equipment & Supplies	26,811

	Health Care Providers & Services – 1.4%

135	Express Scripts, Inc., (2)	8,636
	Hotels, Restaurants & Leisure – 0.7%

263	Burger King Holdings, Inc.	4,297
	Household Products – 1.6%

197	Procter & Gamble Company	9,740
	Industrial Conglomerates – 0.8%

377	General Electric Company	4,769
	Internet Software & Services – 3.6%

55	Google, Inc., Class A, (2)	21,778
	Machinery – 1.7%

157	ITT Industries, Inc.	6,439

161	Joy Global Inc.	4,106
	Total Machinery	10,545

	Media – 3.6%

306	McGraw-Hill Companies, Inc.	9,226

412	Monster Worldwide, Inc., (2)	5,686

315	Walt Disney Company	6,899
	Total Media	21,811

	Metals & Mining – 1.4%

216	Cliffs Natural Resources, Inc.	4,981

83	Freeport-McMoRan Copper & Gold, Inc.	3,540
	Total Metals & Mining	8,521

	Multiline Retail – 1.4%

194	Kohl’s Corporation, (2)	8,798
	Oil, Gas & Consumable Fuels – 3.7%

114	Apache Corporation	8,306

150	Ultra Petroleum Corporation, (2)	6,420

220	XTO Energy, Inc.	7,625
	Total Oil, Gas & Consumable Fuels	22,351

	Personal Products – 2.3%

621	Bare Escentuals, Inc., (2)	5,750

280	Estee Lauder Companies Inc., Class A	8,372
	Total Personal Products	14,122

18	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 2.4%

356	Abbott Laboratories	$14,899
	Road & Rail – 1.6%

204	Union Pacific Corporation	10,025
	Semiconductors & Equipment – 5.7%

384	Altera Corporation	6,263

375	Broadcom Corporation, Class A, (2)	8,696

1,245	Intel Corporation	19,646
	Total Semiconductors & Equipment	34,605

	Software – 4.5%

646	Activision Blizzard, Inc., (2)	6,957

1,066	Oracle Corporation	20,616
	Total Software	27,573

	Specialty Retail – 2.7%

466	Staples, Inc.	9,609

241	Tiffany & Co.	6,975
	Total Specialty Retail	16,584

	Textiles, Apparel & Luxury Goods – 3.6%

507	Coach, Inc., (2)	12,422

377	Guess, Inc.	9,817
	Total Textiles, Apparel & Luxury Goods	22,239

	Total Investments (cost $795,689) – 98.9%	604,608
	Other Assets Less Liabilities – 1.1%	6,740
	Net Assets – 100%	$611,348

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$604,608	$—	$—	$604,608

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $795,689.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

April 30, 2009

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$20,017
Depreciation	(211,098)
Net unrealized appreciation (depreciation) of investments	$(191,081)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Ecologic Equity Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 91.3%

	Aerospace & Defense – 5.2%

700	Raytheon Company	$31,661

400	United Technologies Corporation	19,536
	Total Aerospace & Defense	51,197

	Beverages – 8.8%

750	Coca-Cola Company	32,288

500	Diageo PLC, Sponsored ADR	23,925

600	PepsiCo, Inc.	29,856
	Total Beverages	86,069

	Chemicals – 3.8%

500	Praxair, Inc.	37,301
	Commercial Services & Supplies – 3.3%

1,200	Waste Management, Inc.	32,004
	Communications Equipment – 3.7%

850	QUALCOMM, Inc.	35,972
	Computers & Peripherals – 5.2%

350	International Business Machines Corporation (IBM)	36,124

750	Lexmark International, Inc., Class A, (2)	14,715
	Total Computers & Peripherals	50,839

	Diversified Telecommunication Services – 2.5%

950	AT&T Inc.	24,339
	Electric Utilities – 5.6%

500	Exelon Corporation	23,065

600	FPL Group, Inc.	32,274
	Total Electric Utilities	55,339

	Electrical Equipment – 2.8%

800	Emerson Electric Company	27,232
	Health Care Equipment & Supplies – 5.3%

500	Becton, Dickinson and Company	30,240

1,000	Essilor International SA	21,692
	Total Health Care Equipment & Supplies	51,932

	Health Care Providers & Services – 2.9%

550	Quest Diagnostics Incorporated	28,232
	Hotels, Restaurants & Leisure – 2.2%

400	McDonald’s Corporation	21,316
	Household Products – 2.8%

550	Procter & Gamble Company	27,192
	IT Services – 2.0%

650	Accenture Limited	19,130
	Life Sciences Tools & Services – 1.7%

1,800	Lonza AG	16,452
	Machinery – 5.4%

650	Deere & Company	26,819

650	ITT Industries, Inc.	26,657
	Total Machinery	53,476

	Office Electronics – 1.5%

2,400	Xerox Corporation	14,664

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Ecologic Equity Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 6.0%

450	Apache Corporation	$32,787

400	Chevron Corporation	26,440
	Total Oil, Gas & Consumable Fuels	59,227

	Pharmaceuticals – 4.7%

550	Abbott Laboratories	23,018

500	Allergan, Inc.	23,330
	Total Pharmaceuticals	46,348

	Road & Rail – 6.7%

550	Burlington Northern Santa Fe Corporation	37,114

800	Norfolk Southern Corporation	28,544
	Total Road & Rail	65,658

	Semiconductors & Equipment – 5.7%

1,250	Analog Devices, Inc.	26,600

1,850	Intel Corporation	29,193
	Total Semiconductors & Equipment	55,793

	Textiles, Apparel & Luxury Goods – 3.5%

650	Nike, Inc., Class B	34,106
	Total Investments (cost $901,373) – 91.3%	893,818
	Other Assets Less Liabilities – 8.7%	84,761
	Net Assets – 100%	$978,579

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$855,674	$38,144	$—	$893,818

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was $901,373.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$46,184
Depreciation	(53,739)
Net unrealized appreciation (depreciation) of investments	$(7,555)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 2.3%

18	Alliant Techsystems Inc., (2)	$1,434

12	Esterline Technologies Corporation, (2)	316

65	Lockheed Martin Corporation	5,104

81	Orbital Sciences Corporation, (2)	1,252

153	Raytheon Company	6,920
	Total Aerospace & Defense	15,026

	Air Freight & Logistics – 1.4%

61	FedEx Corporation	3,414

114	United Parcel Service, Inc., Class B	5,967
	Total Air Freight & Logistics	9,381

	Auto Components – 1.3%

105	Advance Auto Parts, Inc.	4,594

162	Autoliv Inc.	3,997
	Total Auto Components	8,591

	Beverages – 1.7%

11	Boston Beer Company, (2)	293

47	Coca-Cola Company	2,023

175	Dr. Pepper Snapple Group, (2)	3,624

118	Molson Coors Brewing Company, Class B	4,514

32	Pepsi Bottling Group, Inc.	1,001
	Total Beverages	11,455

	Biotechnology – 2.5%

79	Alnylam Pharmaceuticals, Inc., (2)	1,451

80	Amgen Inc., (2)	3,878

85	Cephalon, Inc., (2)	5,577

98	Genzyme Corporation, (2)	5,226

30	ISIS Pharmaceuticals, Inc., (2)	470
	Total Biotechnology	16,602

	Building Products – 0.1%

58	Apogee Enterprises, Inc.	777
	Capital Markets – 3.1%

103	Ameriprise Financial, Inc.	2,714

106	Bank of New York Company, Inc.	2,701

67	Calamos Asset Management, Inc. Class A	764

36	Federated Investors Inc.	824

102	Invesco LTD	1,501

275	Legg Mason, Inc.	5,519

30	Stifel Financial Corporation, (2)	1,477

91	T. Rowe Price Group Inc.	3,505

104	TD Ameritrade Holding Corporation, (2)	1,655
	Total Capital Markets	20,660

	Chemicals – 3.2%

123	Ashland Inc.	2,701

33	CF Industries Holdings, Inc.	2,378

41	Lubrizol Corporation	1,772

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Chemicals (continued)

167	Mosaic Company	$6,755

94	Rayonier Inc.	3,630

88	Scotts Miracle Gro Company	2,972

32	Terra Industries, Inc.	848
	Total Chemicals	21,056

	Commercial Banks – 3.3%

37	Commerce Bancshares Inc.	1,225

64	Community Bank System Inc.	1,053

15	Goldman Sachs Group, Inc.	1,928

26	Hancock Holding Company	985

57	Hatteras Financial Corp.	1,372

314	JPMorgan Chase & Co.	10,362

141	Morgan Stanley	3,333

36	UMB Financial Corporation	1,648
	Total Commercial Banks	21,906

	Commercial Services & Supplies – 1.1%

163	Corrections Corporation of America, (2)	2,303

20	Dun and Bradstreet Inc.	1,628

49	GeoEye, Inc., (2)	1,220

53	Stericycle Inc., (2)	2,495
	Total Commercial Services & Supplies	7,646

	Communications Equipment – 2.1%

29	Comtech Telecom Corporation, (2)	971

52	Interdigital Inc., (2)	1,369

249	QUALCOMM, Inc.	10,538

40	Starent Networks Corporation, (2)	789
	Total Communications Equipment	13,667

	Computers & Peripherals – 4.2%

114	Apple, Inc., (2)	14,341

49	Data Domain, Inc., (2)	812

96	Hewlett-Packard Company	3,454

86	International Business Machines Corporation (IBM)	8,876

20	Synaptics, Inc., (2)	650
	Total Computers & Peripherals	28,133

	Construction & Engineering – 1.0%

119	Fluor Corporation	4,507

23	Quanta Services Incorporated, (2)	523

53	Shaw Group Inc., (2)	1,777
	Total Construction & Engineering	6,807

	Consumer Finance – 3.0%

46	MasterCard, Inc.	8,439

175	Visa Inc.	11,368
	Total Consumer Finance	19,807

	Containers & Packaging – 0.2%

79	Packaging Corp. of America	1,254

24	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 1.0%

86	Apollo Group, Inc., (2)	$5,414

14	ITT Educational Services, Inc., (2)	1,411
	Total Diversified Consumer Services	6,825

	Diversified Financial Services – 1.0%

58	Eaton Vance Corporation	1,587

183	New York Stock Exchange Euronext	4,240

32	Stewart Information Services Corporation	724
	Total Diversified Financial Services	6,551

	Diversified REIT – 0.1%

23	American Public Education Inc., (2)	828
	Diversified Telecommunication Services – 1.7%

206	AT&T Inc.	5,278

48	Cbeyond Inc., (2)	978

131	Embarq Corporation	4,789
	Total Diversified Telecommunication Services	11,045

	Electric Utilities – 3.8%

129	Edison International	3,678

59	El Paso Electric Company, (2)	814

200	Exelon Corporation	9,226

84	FPL Group, Inc.	4,518

82	PG&E Corporation	3,044

78	Progress Energy, Inc.	2,661

49	Southern Company	1,415
	Total Electric Utilities	25,356

	Electrical Equipment – 1.0%

162	Emerson Electric Company	5,514

96	GrafTech International Ltd., (2)	844
	Total Electrical Equipment	6,358

	Electronic Equipment & Instruments – 0.2%

36	Multi Fineline Electronix, Inc., (2)	723

19	Thermo Fisher Scientific, Inc., (2)	667
	Total Electronic Equipment & Instruments	1,390

	Energy Equipment & Services – 1.9%

21	Cabot Oil & Gas Corporation	634

146	Cooper Cameron Corporation, (2)	3,735

61	EnergySolutions Inc.	592

122	FMC Technologies Inc., (2)	4,176

71	Matrix Service Company, (2)	680

45	Pride International Inc., (2)	1,022

99	SandRidge Energy Inc., (2)	808

78	Superior Well Services, Inc., (2)	835
	Total Energy Equipment & Services	12,482

	Food & Staples Retailing – 1.9%

48	Kroger Co.	1,038

79	Safeway Inc.	1,560

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Food & Staples Retailing (continued)

200	Wal-Mart Stores, Inc.	$10,080
	Total Food & Staples Retailing	12,678

	Food Products – 2.4%

33	Campbell Soup Company	849

69	ConAgra Foods, Inc.	1,221

49	Dean Foods Company, (2)	1,014

49	Diamond Foods Inc.	1,283

22	General Mills, Inc.	1,115

67	H.J. Heinz Company	2,306

34	Hershey Foods Corporation	1,229

81	Monsanto Company	6,876
	Total Food Products	15,893

	Health Care Equipment & Supplies – 2.6%

139	Baxter International, Inc.	6,742

26	Beckman Coulter, Inc.	1,367

58	Becton, Dickinson and Company	3,508

66	Covidien Limited	2,177

29	Gen-Probe, Inc., (2)	1,397

49	Masimo Corporation, (2)	1,416

51	Volcano Corporation, (2)	673
	Total Health Care Equipment & Supplies	17,280

	Health Care Providers & Services – 2.6%

26	Emergency Medical Services Corporation, (2)	906

175	Express Scripts, Inc., (2)	11,195

19	Humana Inc., (2)	547

56	Pharmerica Corporation, (2)	1,022

66	Quest Diagnostics Incorporated	3,388

24	RehabCare Group Inc., (2)	401
	Total Health Care Providers & Services	17,459

	Hotels, Restaurants & Leisure – 1.5%

36	Burger King Holdings Inc.	588

144	McDonald’s Corporation	7,674

38	Penn National Gaming, Inc., (2)	1,293

34	Starwood Hotels & Resorts Worldwide, Inc.	709
	Total Hotels, Restaurants & Leisure	10,264

	Household Durables – 0.3%

29	MDC Holdings Inc.	991

90	Tempur Pedic International Inc.	1,157
	Total Household Durables	2,148

	Household Products – 0.7%

23	Church & Dwight Company Inc.	1,251

60	Colgate-Palmolive Company	3,540
	Total Household Products	4,791

	Industrial Conglomerates – 0.5%

136	Walter Industries Inc.	3,101

26	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 3.3%

50	Ace Limited	$2,316

68	Amtrust Financial Services, Inc.	621

42	Arch Capital Group Limited, (2)	2,427

41	Aspen Insurance Holdings Limited	967

48	Chubb Corporation	1,870

103	First American Corporation	2,892

11	Navigators Group, Inc., (2)	499

280	Progressive Corporation, (2)	4,278

85	Travelers Companies, Inc.	3,497

109	WR Berkley Corporation	2,606
	Total Insurance	21,973

	Internet & Catalog Retail – 0.8%

63	Amazon.com, Inc., (2)	5,073
	Internet Software & Services – 3.0%

88	Ansys Inc., (2)	2,431

106	Equinix Inc., (2)	7,444

7	Google Inc., Class A, (2)	2,772

106	Sohu.com Inc., (2)	5,528

104	Switch & Data Facilities Company, Inc., (2)	1,203

31	Vocus, Inc., (2)	527
	Total Internet Software & Services	19,905

	IT Services – 0.4%

41	Affiliated Computer Services, Inc., (2)	1,984

49	Rackspace Hosting Inc., (2)	450
	Total IT Services	2,434

	Leisure Equipment & Products – 0.9%

155	Hasbro, Inc.	4,132

73	Marvel Entertainment Inc., (2)	2,178
	Total Leisure Equipment & Products	6,310

	Life Sciences Tools & Services – 0.6%

9	Bio-Rad Laboratories Inc., (2)	627

87	Illumina Inc., (2)	3,249
	Total Life Sciences Tools & Services	3,876

	Machinery – 1.6%

28	Badger Meter Inc.	1,091

34	Cummins Inc.	1,156

101	Flowserve Corporation	6,858

37	Harsco Corporation	1,019

45	Robbins & Myers, Inc.	853
	Total Machinery	10,977

	Media – 2.5%

214	Cablevision Systems Corporation	3,672

269	DIRECTV Group, Inc., (2)	6,652

140	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	3,409

68	National CineMedia, Inc.	988

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Media (continued)

153	Regal Entertainment Group, Class A	$1,998
	Total Media	16,719

	Metals & Mining – 1.1%

11	Compass Minerals International, Inc.	530

165	Freeport-McMoRan Copper & Gold, Inc.	7,037
	Total Metals & Mining	7,567

	Mortgage REIT – 0.5%

190	Annaly Capital Management Inc.	2,673

49	Walter Investment Management Corporation , (2)	392
	Total Mortgage REIT	3,065

	Multiline Retail – 1.7%

83	Big Lots, Inc., (2)	2,294

46	Dollar Tree Stores Inc., (2)	1,948

76	Family Dollar Stores, Inc.	2,522

186	Federated Department Stores, Inc.	2,544

38	Kohl’s Corporation, (2)	1,723
	Total Multiline Retail	11,031

	Oil, Gas & Consumable Fuels – 8.4%

32	Alpha Natural Resources Inc., (2)	655

164	Chesapeake Energy Corporation	3,232

187	Chevron Corporation	12,361

130	Cimarex Energy Company	3,497

19	Comstock Resources Inc., (2)	655

210	Continental Resources Inc., (2)	4,904

36	EOG Resources, Inc.	2,285

91	Hess Corporation	4,986

34	McMoran Exploration Corporation, (2)	187

78	Murphy Oil Corporation	3,721

117	Occidental Petroleum Corporation	6,586

152	Petrohawk Energy Corporation, (2)	3,587

143	Southwestern Energy Company, (2)	5,128

71	Tesoro Corporation	1,083

91	Valero Energy Corporation	1,805

40	Whiting Petroleum Corporation, (2)	1,310
	Total Oil, Gas & Consumable Fuels	55,982

	Paper & Forest Products – 0.0%

40	Buckeye Technologies Inc., (2)	206
	Pharmaceuticals – 3.9%

99	Abbott Laboratories	4,143

225	Bristol-Myers Squibb Company	4,320

184	Eli Lilly and Company	6,057

77	Johnson & Johnson	4,032

29	Noven Pharmaceuticals Inc., (2)	299

71	Perrigo Company	1,840

140	Warner Chilcott Limited, (2)	1,371

28	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

133	Watson Pharmaceuticals Inc., (2)	$4,115
	Total Pharmaceuticals	26,177

	Residential REIT – 0.2%

35	Equity Lifestyles Properties Inc.	1,388
	Retail REIT – 0.3%

58	Tanger Factory Outlet Centers	1,933
	Road & Rail – 2.3%

172	CSX Corporation	5,089

46	Kansas City Southern Industries, (2)	702

40	Landstar System	1,424

102	Norfolk Southern Corporation	3,639

86	Union Pacific Corporation	4,226
	Total Road & Rail	15,080

	Semiconductors & Equipment – 3.8%

385	Broadcom Corporation, Class A, (2)	8,928

597	Intel Corporation	9,421

310	Marvell Technology Group Ltd., (2)	3,404

76	Monolithic Power Systems, Inc., (2)	1,406

104	ON Semiconductor Corporation, (2)	564

35	Sigma Designs, Inc., (2)	452

59	Xilinx, Inc.	1,206
	Total Semiconductors & Equipment	25,381

	Software – 2.9%

59	Adobe Systems Incorporated, (2)	1,614

16	Advent Software Inc., (2)	532

144	BMC Software, Inc., (2)	4,992

195	CA Inc.	3,364

128	Salesforce.com, Inc., (2)	5,480

159	Symantec Corporation, (2)	2,743

87	Wind River Systems Inc., (2)	638
	Total Software	19,363

	Specialized REIT – 0.2%

59	Health Care Property Investors Inc.	1,295
	Specialty Retail – 3.5%

28	Aeropostale, Inc., (2)	951

39	Blackboard, Inc., (2)	1,327

108	CommVault Systems, Inc., (2)	1,345

120	Gap, Inc.	1,865

109	Guess Inc.	2,838

207	Home Depot, Inc.	5,448

80	Hot Topic, Inc., (2)	979

228	Lowe’s Companies, Inc.	4,902

29	NetFlix.com Inc., (2)	1,314

63	O’Reilly Automotive Inc., (2)	2,448
	Total Specialty Retail	23,417

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 0.1%

52	True Religion Apparel, Inc., (2)	$820
	Thrifts & Mortgage Finance – 1.5%

614	Hudson City Bancorp, Inc.	7,712

138	People’s United Financial, Inc.	2,156
	Total Thrifts & Mortgage Finance	9,868

	Tobacco – 1.2%

30	Lorillard Inc.	1,894

175	Philip Morris International	6,335
	Total Tobacco	8,229

	Water Utilities – 0.1%

23	California Water Service Group	898
	Total Investments (cost $777,077) – 98.5%	656,184
	Other Assets Less Liabilities – 1.5%	10,060
	Net Assets – 100%	$666,244

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$656,184	$—	$—	$656,184

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $777,790.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$27,734
Depreciation	(149,340)
Net unrealized appreciation (depreciation) of investments	$(121,606)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 3.8%

1,121	Lockheed Martin Corporation	$88,032

1,657	Raytheon Company	74,946
	Total Aerospace & Defense	162,978

	Air Freight & Logistics – 2.4%

1,970	United Parcel Service, Inc., Class B	103,110
	Auto Components – 1.3%

1,230	Advance Auto Parts, Inc.	53,813
	Beverages – 0.8%

833	Coca-Cola Company	35,861
	Biotechnology – 3.6%

977	Cephalon, Inc., (2)	64,101

1,697	Genzyme Corporation, (2)	90,501
	Total Biotechnology	154,602

	Capital Markets – 1.4%

1,590	T. Rowe Price Group Inc.	61,247
	Chemicals – 1.3%

1,346	Mosaic Company	54,446
	Commercial Banks – 1.5%

249	Goldman Sachs Group, Inc.	31,997

1,280	Morgan Stanley	30,259
	Total Commercial Banks	62,256

	Commercial Services & Supplies – 1.0%

935	Stericycle Inc., (2)	44,020
	Communications Equipment – 4.4%

4,367	QUALCOMM, Inc.	184,811
	Computers & Peripherals – 8.7%

1,760	Apple, Inc., (2)	221,459

581	Hewlett-Packard Company	20,904

1,220	International Business Machines Corporation (IBM)	125,916
	Total Computers & Peripherals	368,279

	Construction & Engineering – 1.3%

1,476	Fluor Corporation	55,896
	Consumer Finance – 4.4%

490	MasterCard, Inc.	89,891

1,508	Visa Inc.	97,960
	Total Consumer Finance	187,851

	Diversified Consumer Services – 1.8%

1,206	Apollo Group, Inc., (2)	75,918
	Electric Utilities – 2.2%

2,021	Exelon Corporation	93,229
	Electrical Equipment – 1.3%

1,562	Emerson Electric Company	53,170
	Energy Equipment & Services – 2.7%

2,513	Cooper Cameron Corporation, (2)	64,283

1,416	FMC Technologies Inc., (2)	48,470
	Total Energy Equipment & Services	112,753

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Food & Staples Retailing – 1.9%

1,580	Wal-Mart Stores, Inc.	$79,632
	Food Products – 3.3%

850	Dean Foods Company, (2)	17,595

1,416	Monsanto Company	120,204
	Total Food Products	137,799

	Health Care Equipment & Supplies – 4.3%

2,437	Baxter International, Inc.	118,195

1,040	Becton, Dickinson and Company	62,899
	Total Health Care Equipment & Supplies	181,094

	Health Care Providers & Services – 2.9%

1,919	Express Scripts, Inc., (2)	122,758
	Hotels, Restaurants & Leisure – 2.4%

1,514	McDonald’s Corporation	80,681

650	Penn National Gaming, Inc., (2)	22,113
	Total Hotels, Restaurants & Leisure	102,794

	Household Products – 1.4%

1,042	Colgate-Palmolive Company	61,478
	Industrial Conglomerates – 1.0%

1,900	Walter Industries Inc.	43,320
	Internet & Catalog Retail – 2.1%

1,100	Amazon.com, Inc., (2)	88,572
	Internet Software & Services – 5.3%

670	Ansys Inc., (2)	18,505

1,280	Equinix Inc., (2)	89,894

120	Google Inc., Class A, (2)	47,516

1,287	Sohu.com Inc., (2)	67,117
	Total Internet Software & Services	223,032

	Machinery – 1.5%

930	Flowserve Corporation	63,147
	Media – 2.8%

4,716	DIRECTV Group, Inc., (2)	116,627
	Metals & Mining – 1.1%

1,108	Freeport-McMoRan Copper & Gold, Inc.	47,256
	Mortgage REIT – 0.1%

788	Walter Investment Management Corporation, (2)	6,304
	Multiline Retail – 0.8%

798	Dollar Tree Stores Inc., (2)	33,787
	Oil, Gas & Consumable Fuels – 6.1%

740	Chesapeake Energy Corporation	14,585

1,905	Continental Resources Inc., (2)	44,482

310	EOG Resources, Inc.	19,679

610	Murphy Oil Corporation	29,103

1,845	Petrohawk Energy Corporation, (2)	43,542

2,485	Southwestern Energy Company, (2)	89,112

549	Whiting Petroleum Corporation, (2)	17,985
	Total Oil, Gas & Consumable Fuels	258,488

32	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals – 2.6%

1,715	Abbott Laboratories	$71,773

1,230	Eli Lilly and Company	40,492
	Total Pharmaceuticals	112,265

	Road & Rail – 2.6%

2,974	CSX Corporation	88,001

490	Union Pacific Corporation	24,079
	Total Road & Rail	112,080

	Semiconductors & Equipment – 6.7%

4,977	Broadcom Corporation, Class A, (2)	115,417

8,537	Intel Corporation	134,714

3,078	Marvell Technology Group Ltd., (2)	33,796
	Total Semiconductors & Equipment	283,927

	Software – 3.6%

1,046	Adobe Systems Incorporated, (2)	28,608

1,864	BMC Software, Inc., (2)	64,625

1,363	Salesforce.com, Inc., (2)	58,350
	Total Software	151,583

	Specialty Retail – 0.8%

2,070	Gap, Inc.	32,168
	Thrifts & Mortgage Finance – 1.1%

3,870	Hudson City Bancorp, Inc.	48,607
	Tobacco – 0.5%

613	Philip Morris International	22,191
	Total Investments (cost $4,664,647) – 98.8%	4,193,149
	Other Assets Less Liabilities – 1.2%	52,652
	Net Assets – 100%	$4,245,801

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$4,193,149	$—	$—	$4,193,149

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

April 30, 2009

At April 30, 2009, the cost of investments was $4,670,453.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$163,298
Depreciation	(640,602)
Net unrealized appreciation (depreciation) of investments	$(477,304)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 94.7%

	Aerospace & Defense – 1.1%

208	Raytheon Company	$9,408
	Air Freight & Logistics – 1.5%

230	FedEx Corporation	12,871
	Auto Components – 1.0%

340	Autoliv Inc.	8,388
	Beverages – 1.8%

294	Dr. Pepper Snapple Group, (2)	6,089

236	Molson Coors Brewing Company, Class B	9,027
	Total Beverages	15,116

	Biotechnology – 1.7%

284	Amgen Inc., (2)	13,765
	Capital Markets – 4.1%

218	Ameriprise Financial, Inc.	5,744

376	Bank of New York Company, Inc.	9,580

364	Invesco LTD	5,358

665	Legg Mason, Inc.	13,347
	Total Capital Markets	34,029

	Chemicals – 2.5%

228	Mosaic Company	9,223

155	Rayonier Inc.	5,986

165	Scotts Miracle Gro Company	5,572
	Total Chemicals	20,781

	Commercial Banks – 5.1%

1,113	JPMorgan Chase & Co.	36,729

240	Morgan Stanley	5,674
	Total Commercial Banks	42,403

	Commercial Services & Supplies – 1.0%

614	Corrections Corporation of America, (2)	8,676
	Computers & Peripherals – 0.8%

193	Hewlett-Packard Company	6,944
	Construction & Engineering – 0.2%

83	Quanta Services Incorporated, (2)	1,887
	Consumer Finance – 2.6%

331	Visa Inc.	21,502
	Diversified Financial Services – 1.8%

649	New York Stock Exchange Euronext	15,037
	Diversified Telecommunication Services – 3.9%

754	AT&T Inc.	19,317

360	Embarq Corporation	13,162
	Total Diversified Telecommunication Services	32,479

	Electric Utilities – 4.2%

107	Edison International	3,051

214	Exelon Corporation	9,872

307	FPL Group, Inc.	16,514

201	Southern Company	5,805
	Total Electric Utilities	35,242

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Electrical Equipment – 1.0%

238	Emerson Electric Company	$8,102
	Food & Staples Retailing – 3.2%

170	Kroger Co.	3,675

168	Safeway Inc.	3,318

388	Wal-Mart Stores, Inc.	19,555
	Total Food & Staples Retailing	26,548

	Food Products – 2.0%

80	General Mills, Inc.	4,055

241	H.J. Heinz Company	8,295

123	Hershey Foods Corporation	4,445
	Total Food Products	16,795

	Health Care Equipment & Supplies – 1.5%

93	Beckman Coulter, Inc.	4,888

235	Covidien Limited	7,750
	Total Health Care Equipment & Supplies	12,638

	Health Care Providers & Services – 1.4%

235	Quest Diagnostics Incorporated	12,063
	Hotels, Restaurants & Leisure – 1.3%

198	McDonald’s Corporation	10,551
	Insurance – 5.4%

178	Ace Limited	8,245

170	Chubb Corporation	6,622

366	First American Corporation	10,277

488	Progressive Corporation, (2)	7,457

309	Travelers Companies, Inc.	12,712
	Total Insurance	45,313

	IT Services – 0.8%

144	Affiliated Computer Services, Inc., (2)	6,967
	Leisure Equipment & Products – 1.0%

328	Hasbro, Inc.	8,744
	Machinery – 1.1%

134	Flowserve Corporation	9,099
	Media – 0.8%

396	Cablevision Systems Corporation	6,795
	Metals & Mining – 1.8%

362	Freeport-McMoRan Copper & Gold, Inc.	15,439
	Mortgage REIT – 1.1%

678	Annaly Capital Management Inc.	9,539
	Multiline Retail – 2.5%

272	Family Dollar Stores, Inc.	9,028

407	Federated Department Stores, Inc.	5,568

137	Kohl’s Corporation, (2)	6,213
	Total Multiline Retail	20,809

	Oil, Gas & Consumable Fuels – 13.7%

334	Chesapeake Energy Corporation	6,583

36	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

655	Chevron Corporation	$43,293

286	Cimarex Energy Company	7,693

104	Continental Resources Inc., (2)	2,428

70	EOG Resources, Inc.	4,444

297	Hess Corporation	16,273

493	Occidental Petroleum Corporation	27,751

326	Valero Energy Corporation	6,468
	Total Oil, Gas & Consumable Fuels	114,933

	Pharmaceuticals – 6.9%

788	Bristol-Myers Squibb Company	15,130

411	Eli Lilly and Company	13,530

276	Johnson & Johnson	14,451

475	Watson Pharmaceuticals Inc., (2)	14,697
	Total Pharmaceuticals	57,808

	Road & Rail – 2.9%

118	Burlington Northern Santa Fe Corporation	7,963

365	Norfolk Southern Corporation	13,023

60	Union Pacific Corporation	2,948
	Total Road & Rail	23,934

	Semiconductors & Equipment – 0.7%

383	Intel Corporation	6,044
	Software – 2.5%

643	CA Inc.	11,092

566	Symantec Corporation, (2)	9,764
	Total Software	20,856

	Specialty Retail – 5.4%

737	Home Depot, Inc.	19,398

812	Lowe’s Companies, Inc.	17,458

226	O’Reilly Automotive Inc., (2)	8,780
	Total Specialty Retail	45,636

	Thrifts & Mortgage Finance – 2.2%

878	Hudson City Bancorp, Inc.	11,028

492	People’s United Financial, Inc.	7,685
	Total Thrifts & Mortgage Finance	18,713

	Tobacco – 2.2%

501	Philip Morris International	18,136
	Total Investments (cost $857,131) – 94.7%	793,990
	Other Assets Less Liabilities – 5.3%	44,685
	Net Assets – 100%	$838,675

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$793,990	$—	$—	$793,990

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $860,285.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$22,799
Depreciation	(89,094)
Net unrealized appreciation (depreciation) of investments	$(66,295)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 94.5%

	Aerospace & Defense – 1.1%

96	Alliant Techsystems Inc., (2)	$7,646
	Auto Components – 2.5%

202	Advance Auto Parts, Inc.	8,838

369	Autoliv Inc.	9,103
	Total Auto Components	17,941

	Beverages – 3.7%

513	Dr. Pepper Snapple Group, (2)	10,624

263	Molson Coors Brewing Company, Class B	10,060

175	Pepsi Bottling Group, Inc.	5,472
	Total Beverages	26,156

	Biotechnology – 1.4%

154	Cephalon, Inc., (2)	10,104
	Capital Markets – 4.1%

226	Ameriprise Financial, Inc.	5,955

199	Federated Investors Inc.	4,553

485	Legg Mason, Inc.	9,734

546	TD Ameritrade Holding Corporation, (2)	8,687
	Total Capital Markets	28,929

	Chemicals – 7.9%

678	Ashland Inc.	14,889

121	CF Industries Holdings, Inc.	8,718

226	Lubrizol Corporation	9,768

110	Mosaic Company	4,450

291	Rayonier Inc.	11,238

228	Scotts Miracle Gro Company	7,700
	Total Chemicals	56,763

	Commercial Banks – 0.9%

197	Commerce Bancshares Inc.	6,521
	Commercial Services & Supplies – 1.2%

109	Dun and Bradstreet Inc.	8,873
	Computers & Peripherals – 1.4%

78	Apple, Inc., (2)	9,815
	Construction & Engineering – 2.4%

186	Fluor Corporation	7,044

293	Shaw Group Inc., (2)	9,824
	Total Construction & Engineering	16,868

	Consumer Finance – 2.3%

89	MasterCard, Inc.	16,327
	Containers & Packaging – 1.0%

432	Packaging Corp. of America	6,856
	Diversified Consumer Services – 1.8%

87	Apollo Group, Inc., (2)	5,477

72	ITT Educational Services, Inc., (2)	7,255
	Total Diversified Consumer Services	12,732

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Diversified Financial Services – 1.2%

306	Eaton Vance Corporation	$8,375
	Diversified Telecommunication Services – 1.1%

216	Embarq Corporation	7,897
	Electric Utilities – 7.0%

500	Edison International	14,255

128	Exelon Corporation	5,905

431	PG&E Corporation	15,999

409	Progress Energy, Inc.	13,955
	Total Electric Utilities	50,114

	Electronic Equipment & Instruments – 0.5%

100	Thermo Fisher Scientific, Inc., (2)	3,508
	Energy Equipment & Services – 3.0%

111	Cabot Oil & Gas Corporation	3,351

227	FMC Technologies Inc., (2)	7,770

263	Pride International Inc., (2)	5,970

545	SandRidge Energy Inc., (2)	4,447
	Total Energy Equipment & Services	21,538

	Food & Staples Retailing – 0.5%

178	Safeway Inc.	3,516
	Food Products – 1.5%

171	Campbell Soup Company	4,398

365	ConAgra Foods, Inc.	6,461
	Total Food Products	10,859

	Health Care Equipment & Supplies – 1.0%

152	Gen-Probe, Inc., (2)	7,320
	Health Care Providers & Services – 3.4%

338	Express Scripts, Inc., (2)	21,619

102	Humana Inc., (2)	2,936
	Total Health Care Providers & Services	24,555

	Hotels, Restaurants & Leisure – 1.0%

197	Burger King Holdings Inc.	3,219

188	Starwood Hotels & Resorts Worldwide, Inc.	3,922
	Total Hotels, Restaurants & Leisure	7,141

	Household Durables – 0.7%

150	MDC Holdings Inc.	5,127
	Household Products – 0.9%

124	Church & Dwight Company Inc.	6,747
	Industrial Conglomerates – 0.5%

152	Walter Industries Inc.	3,466
	Insurance – 5.4%

222	Arch Capital Group Limited, (2)	12,827

784	Progressive Corporation, (2)	11,980

575	WR Berkley Corporation	13,748
	Total Insurance	38,555

40	Nuveen Investments

Shares	Description (1)	Value

	Internet Software & Services – 3.0%

181	Equinix Inc., (2)	$12,712

163	Sohu.com Inc., (2)	8,500
	Total Internet Software & Services	21,212

	Leisure Equipment & Products – 1.3%

343	Hasbro, Inc.	9,144
	Life Sciences Tools & Services – 1.6%

303	Illumina Inc., (2)	11,317
	Machinery – 1.6%

179	Cummins Inc.	6,086

193	Harsco Corporation	5,317
	Total Machinery	11,403

	Media – 5.0%

460	Cablevision Systems Corporation	7,894

741	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	18,043

751	Regal Entertainment Group, Class A	9,808
	Total Media	35,745

	Mortgage REIT – 0.1%

55	Walter Investment Management Corporation, (2)	440
	Multiline Retail – 1.9%

302	Big Lots, Inc., (2)	8,347

395	Federated Department Stores, Inc.	5,404
	Total Multiline Retail	13,751

	Oil, Gas & Consumable Fuels – 5.2%

287	Cimarex Energy Company	7,720

311	Continental Resources Inc., (2)	7,262

119	Hess Corporation	6,520

214	Murphy Oil Corporation	10,210

372	Tesoro Corporation	5,673
	Total Oil, Gas & Consumable Fuels	37,385

	Pharmaceuticals – 2.4%

372	Perrigo Company	9,642

738	Warner Chilcott Limited, (2)	7,225
	Total Pharmaceuticals	16,867

	Road & Rail – 1.6%

243	Kansas City Southern Industries, (2)	3,706

212	Landstar System	7,549
	Total Road & Rail	11,255

	Semiconductors & Equipment – 3.8%

530	Broadcom Corporation, Class A, (2)	12,291

726	Marvell Technology Group Ltd., (2)	7,971

321	Xilinx, Inc.	6,561
	Total Semiconductors & Equipment	26,823

	Software – 2.5%

203	BMC Software, Inc., (2)	7,038

261	Salesforce.com, Inc., (2)	11,173
	Total Software	18,211

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Specialized REIT – 0.9%

307	Health Care Property Investors Inc.	$6,739
	Specialty Retail – 1.4%

396	Guess Inc.	10,312
	Thrifts & Mortgage Finance – 1.4%

810	Hudson City Bancorp, Inc.	10,174
	Tobacco – 1.4%

160	Lorillard Inc.	10,101
	Total Investments (cost $650,689) – 94.5%	675,128
	Other Assets Less Liabilities – 5.5%	39,147
	Net Assets – 100%	$714,275

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$675,128	$—	$—	$675,128

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $653,052.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$85,277
Depreciation	(63,201)
Net unrealized appreciation (depreciation) of investments	$22,076

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

42	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 1.7%

43	Alliant Techsystems Inc., (2)	$3,425

58	Esterline Technologies Corporation, (2)	1,528

401	Orbital Sciences Corporation, (2)	6,199
	Total Aerospace & Defense	11,152

	Auto Components – 1.2%

92	Advance Auto Parts, Inc.	4,025

168	Autoliv Inc.	4,145
	Total Auto Components	8,170

	Beverages – 2.0%

52	Boston Beer Company, (2)	1,383

234	Dr. Pepper Snapple Group, (2)	4,846

120	Molson Coors Brewing Company, Class B	4,590

80	Pepsi Bottling Group, Inc.	2,502
	Total Beverages	13,321

	Biotechnology – 2.1%

392	Alnylam Pharmaceuticals, Inc., (2)	7,201

70	Cephalon, Inc., (2)	4,593

149	ISIS Pharmaceuticals, Inc., (2)	2,336
	Total Biotechnology	14,130

	Building Products – 0.6%

286	Apogee Enterprises, Inc.	3,832
	Capital Markets – 3.7%

105	Ameriprise Financial, Inc.	2,767

328	Calamos Asset Management, Inc. Class A	3,742

91	Federated Investors Inc.	2,082

221	Legg Mason, Inc.	4,435

149	Stifel Financial Corporation, (2)	7,335

253	TD Ameritrade Holding Corporation, (2)	4,025
	Total Capital Markets	24,386

	Chemicals – 5.1%

309	Ashland Inc.	6,786

104	CF Industries Holdings, Inc.	7,493

103	Lubrizol Corporation	4,452

51	Mosaic Company	2,063

133	Rayonier Inc.	5,136

103	Scotts Miracle Gro Company	3,478

158	Terra Industries, Inc.	4,187
	Total Chemicals	33,595

	Commercial Banks – 4.2%

91	Commerce Bancshares Inc.	3,012

314	Community Bank System Inc.	5,165

128	Hancock Holding Company	4,847

291	Hatteras Financial Corp.	7,004

174	UMB Financial Corporation	7,964
	Total Commercial Banks	27,992

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Commercial Services & Supplies – 1.5%

49	Dun and Bradstreet Inc.	$3,989

239	GeoEye, Inc., (2)	5,949
	Total Commercial Services & Supplies	9,938

	Communications Equipment – 2.4%

145	Comtech Telecom Corporation, (2)	4,853

265	Interdigital Inc., (2)	6,975

203	Starent Networks Corporation, (2)	4,005
	Total Communications Equipment	15,833

	Computers & Peripherals – 1.8%

36	Apple, Inc., (2)	4,530

246	Data Domain, Inc., (2)	4,079

100	Synaptics, Inc., (2)	3,248
	Total Computers & Peripherals	11,857

	Construction & Engineering – 1.2%

86	Fluor Corporation	3,257

133	Shaw Group Inc., (2)	4,459
	Total Construction & Engineering	7,716

	Consumer Finance – 1.1%

41	MasterCard, Inc.	7,521
	Containers & Packaging – 0.5%

194	Packaging Corp. of America	3,079
	Diversified Consumer Services – 0.9%

40	Apollo Group, Inc., (2)	2,518

33	ITT Educational Services, Inc., (2)	3,325
	Total Diversified Consumer Services	5,843

	Diversified Financial Services – 1.1%

142	Eaton Vance Corporation	3,887

164	Stewart Information Services Corporation	3,708
	Total Diversified Financial Services	7,595

	Diversified REIT – 0.6%

111	American Public Education Inc., (2)	3,996
	Diversified Telecommunication Services – 1.3%

237	Cbeyond Inc., (2)	4,830

95	Embarq Corporation	3,473
	Total Diversified Telecommunication Services	8,303

	Electric Utilities – 4.1%

232	Edison International	6,614

290	El Paso Electric Company, (2)	4,002

59	Exelon Corporation	2,722

200	PG&E Corporation	7,424

190	Progress Energy, Inc.	6,483
	Total Electric Utilities	27,245

	Electrical Equipment – 0.6%

468	GrafTech International Ltd., (2)	4,114

44	Nuveen Investments

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.8%

175	Multi Fineline Electronix, Inc., (2)	$3,512

46	Thermo Fisher Scientific, Inc., (2)	1,614
	Total Electronic Equipment & Instruments	5,126

	Energy Equipment & Services – 3.0%

52	Cabot Oil & Gas Corporation	1,570

308	EnergySolutions Inc.	2,988

97	FMC Technologies Inc., (2)	3,320

347	Matrix Service Company, (2)	3,324

111	Pride International Inc., (2)	2,520

249	SandRidge Energy Inc., (2)	2,032

386	Superior Well Services, Inc., (2)	4,130
	Total Energy Equipment & Services	19,884

	Food & Staples Retailing – 0.2%

81	Safeway Inc.	1,600
	Food Products – 1.7%

79	Campbell Soup Company	2,032

168	ConAgra Foods, Inc.	2,974

243	Diamond Foods Inc.	6,364
	Total Food Products	11,370

	Health Care Equipment & Supplies – 2.1%

71	Gen-Probe, Inc., (2)	3,419

241	Masimo Corporation, (2)	6,965

255	Volcano Corporation, (2)	3,363
	Total Health Care Equipment & Supplies	13,747

	Health Care Providers & Services – 3.5%

127	Emergency Medical Services Corporation, (2)	4,425

157	Express Scripts, Inc., (2)	10,043

47	Humana Inc., (2)	1,353

275	Pharmerica Corporation, (2)	5,019

124	RehabCare Group Inc., (2)	2,071
	Total Health Care Providers & Services	22,911

	Hotels, Restaurants & Leisure – 0.5%

90	Burger King Holdings Inc.	1,471

86	Starwood Hotels & Resorts Worldwide, Inc.	1,794
	Total Hotels, Restaurants & Leisure	3,265

	Household Durables – 1.2%

71	MDC Holdings Inc.	2,427

452	Tempur Pedic International Inc.	5,813
	Total Household Durables	8,240

	Household Products – 0.5%

57	Church & Dwight Company Inc.	3,101
	Industrial Conglomerates – 0.3%

71	Walter Industries Inc.	1,619
	Insurance – 4.2%

336	Amtrust Financial Services, Inc.	3,068

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Insurance (continued)

102	Arch Capital Group Limited, (2)	$5,894

201	Aspen Insurance Holdings Limited	4,740

55	Navigators Group, Inc., (2)	2,496

358	Progressive Corporation, (2)	5,470

265	WR Berkley Corporation	6,336
	Total Insurance	28,004

	Internet Software & Services – 3.8%

235	Ansys Inc., (2)	6,491

84	Equinix Inc., (2)	5,899

75	Sohu.com Inc., (2)	3,911

526	Switch & Data Facilities Company, Inc., (2)	6,086

153	Vocus, Inc., (2)	2,601
	Total Internet Software & Services	24,988

	IT Services – 0.3%

247	Rackspace Hosting Inc., (2)	2,270
	Leisure Equipment & Products – 2.3%

155	Hasbro, Inc.	4,132

359	Marvel Entertainment Inc., (2)	10,715
	Total Leisure Equipment & Products	14,847

	Life Sciences Tools & Services – 2.1%

44	Bio-Rad Laboratories Inc., (2)	3,066

281	Illumina Inc., (2)	10,495
	Total Life Sciences Tools & Services	13,561

	Machinery – 2.2%

135	Badger Meter Inc.	5,260

83	Cummins Inc.	2,822

89	Harsco Corporation	2,452

222	Robbins & Myers, Inc.	4,207
	Total Machinery	14,741

	Media – 3.3%

212	Cablevision Systems Corporation	3,638

340	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	8,279

334	National CineMedia, Inc.	4,853

372	Regal Entertainment Group, Class A	4,858
	Total Media	21,628

	Metals & Mining – 0.4%

53	Compass Minerals International, Inc.	2,556
	Mortgage REIT – 0.0%

25	Walter Investment Management Corporation, (2)	200
	Multiline Retail – 1.5%

278	Big Lots, Inc., (2)	7,684

180	Federated Department Stores, Inc.	2,462
	Total Multiline Retail	10,146

	Oil, Gas & Consumable Fuels – 4.7%

164	Alpha Natural Resources Inc., (2)	3,359

46	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

131	Cimarex Energy Company	$3,524

93	Comstock Resources Inc., (2)	3,205

143	Continental Resources Inc., (2)	3,339

53	Hess Corporation	2,904

166	McMoran Exploration Corporation, (2)	911

99	Murphy Oil Corporation	4,723

227	Petrohawk Energy Corporation, (2)	5,357

172	Tesoro Corporation	2,623

39	Whiting Petroleum Corporation, (2)	1,278
	Total Oil, Gas & Consumable Fuels	31,223

	Paper & Forest Products – 0.2%

198	Buckeye Technologies Inc., (2)	1,020
	Pharmaceuticals – 1.4%

139	Noven Pharmaceuticals Inc., (2)	1,434

173	Perrigo Company	4,484

342	Warner Chilcott Limited, (2)	3,348
	Total Pharmaceuticals	9,266

	Residential REIT – 1.1%

178	Equity Lifestyles Properties Inc.	7,061
	Retail REIT – 1.4%

281	Tanger Factory Outlet Centers	9,363
	Road & Rail – 0.8%

111	Kansas City Southern Industries, (2)	1,693

98	Landstar System	3,490
	Total Road & Rail	5,183

	Semiconductors & Equipment – 3.6%

238	Broadcom Corporation, Class A, (2)	5,519

322	Marvell Technology Group Ltd., (2)	3,536

376	Monolithic Power Systems, Inc., (2)	6,956

510	ON Semiconductor Corporation, (2)	2,764

172	Sigma Designs, Inc., (2)	2,222

146	Xilinx, Inc.	2,984
	Total Semiconductors & Equipment	23,981

	Software – 2.1%

77	Advent Software Inc., (2)	2,559

93	BMC Software, Inc., (2)	3,224

121	Salesforce.com, Inc., (2)	5,180

427	Wind River Systems Inc., (2)	3,130
	Total Software	14,093

	Specialized REIT – 0.5%

141	Health Care Property Investors Inc.	3,095
	Specialty Retail – 5.9%

140	Aeropostale, Inc., (2)	4,756

189	Blackboard, Inc., (2)	6,432

532	CommVault Systems, Inc., (2)	6,623

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Specialty Retail (continued)

360	Guess Inc.	$9,374

394	Hot Topic, Inc., (2)	4,823

146	NetFlix.com Inc., (2)	6,615
	Total Specialty Retail	38,623

	Textiles, Apparel & Luxury Goods – 0.6%

256	True Religion Apparel, Inc., (2)	4,035
	Thrifts & Mortgage Finance – 0.7%

369	Hudson City Bancorp, Inc.	4,635
	Tobacco – 0.7%

73	Lorillard Inc.	4,608
	Water Utilities – 0.7%

114	California Water Service Group	4,449
	Total Investments (cost $746,939) – 96.0%	634,057
	Other Assets Less Liabilities – 4.0%	26,458
	Net Assets – 100%	$660,515

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$634,057	$—	$—	$634,057

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $747,142.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$44,581
Depreciation	(157,666)
Net unrealized appreciation (depreciation) of investments	$(113,085)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

48	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 1.9%

969	BAE Systems PLC	$20,262
	Automobiles – 6.0%

1,244	Honda Motor Company Limited	36,148

365	Toyota Motor Corporation	28,893
	Total Automobiles	65,041

	Beverages – 4.4%

313	Diageo PLC, Sponsored ADR	14,977

564	Fomento Economico Mexicano S.A	15,967

4,417	Foster’s Group Limited	16,829
	Total Beverages	47,773

	Capital Markets – 3.0%

743	Credit Suisse Group	28,442

72	Deutsche Bank AG	3,775
	Total Capital Markets	32,217

	Chemicals – 4.3%

398	Bayer AG	19,685

160	Potash Corporation of Saskatchewan	13,838

292	Syngenta AG	12,454
	Total Chemicals	45,977

	Commercial Banks – 12.6%

1,826	Allinaz S.E	16,544

910	Banco Bradesco SA, ADR	11,175

1,715	Banco Itau Holdings Financeira, S.A	23,547

509	Banco Santander Central S.A	4,657

589	Bank of Nova Scotia	16,763

133	HDFC Bank Ltd, (2)	9,845

146	HSBC Holdings PLC, Sponsored ADR	5,198

498	ICICI Bank Limited, ADR	10,274

2,162	Mitsubishi UFJ Financial Group, Inc.	11,718

275	National Australia Bank Limited, Sponsored ADR	4,087

461	Royal Bank of Canada	16,292

543	Societe Generale	5,506
	Total Commercial Banks	135,606

	Communications Equipment – 1.9%

1,045	LM Ericsson Telefonaktiebolget	8,914

852	Nokia Oyj, Sponsored ADR	12,047
	Total Communications Equipment	20,961

	Diversified Financial Services – 1.3%

1,581	ING Groep N.V., Sponsored ADR	14,324
	Diversified Telecommunication Services – 3.9%

813	France Telecom SA	17,935

863	Nippon Telegraph and Telephone Corporation, ADR	16,224

503	Telecom Italia S.p.A., Sponsored ADR	4,467

232	Telstra Corporation Limited, ADR	2,819
	Total Diversified Telecommunication Services	41,445

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Electric Utilities – 4.7%

665	Centrais Electricas Brasileiras S.A., ADR, (2)	$8,698

973	E.ON A.G., Sponsored ADR, (2)	32,741

127	RWE AG	9,144
	Total Electric Utilities	50,583

	Electronic Equipment & Instruments – 0.2%

154	Nidec Corporation	2,141
	Food & Staples Retailing – 2.2%

2,113	Koninklijke Ahold NV	23,475
	Food Products – 2.3%

586	Nestle SA	19,016

265	Unilever PLC	5,157
	Total Food Products	24,173

	Gas Utilities – 2.3%

312	BG PLC	24,748
	Health Care Equipment & Supplies – 1.5%

430	Fresenius SE	16,559
	Hotels, Restaurants & Leisure – 1.1%

431	Carnival Corporation	11,784
	Insurance – 3.2%

431	AXA-UAP	7,405

44	Fairfax Financial Holdings Limited	11,677

503	Mitsui Sumitomo Insurance Company Limited	6,838

2,632	SCOR SE	5,343

127	Tokio Marine Holdings Inc.	3,335
	Total Insurance	34,598

	IT Services – 1.6%

1,969	CGI Group Inc., (2)	17,485
	Leisure Equipment & Products – 3.1%

827	Canon Inc.	24,984

326	FujiFilm Holdings Corporation, ADR	8,381
	Total Leisure Equipment & Products	33,365

	Machinery – 3.3%

2,092	ABB Limited	29,748

161	Hitachi Limited	5,604
	Total Machinery	35,352

	Media – 1.4%

338	Shaw Communication Inc.	5,212

287	WPP Group PLC	9,792
	Total Media	15,004

	Metals & Mining – 2.2%

438	BHP Billiton PLC, ADR	18,326

669	Silver Wheaton Corporation, (2)	5,098
	Total Metals & Mining	23,424

	Multi-Utilities – 0.9%

373	Veolia Environment S.A	10,187

50	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 11.6%

741	ACERGY S.A., ADR	$5,713

359	BP PLC, Sponsored ADR	15,243

202	China Petroleum and Chemical Corporation	15,675

542	Nexen Inc.	10,352

918	Repsol YPF S.A	17,295

1,662	StatoilHydro ASA, Sponsored ADR	30,913

591	Total SA, Sponsored ADR	29,385
	Total Oil, Gas & Consumable Fuels	124,576

	Pharmaceuticals – 7.5%

864	AstraZeneca PLC, Sponsored ADR	30,214

144	GlaxoSmithKline PLC, Sponsored ADR	4,429

304	Novartis AG	11,525

144	Roche Holdings AG	4,555

733	Sanofi-Aventis, Sponsored ADR	21,052

211	Teva Pharmaceutical Industries Limited, Sponsored ADR	9,261
	Total Pharmaceuticals	81,036

	Road & Rail – 0.9%

232	Canadian National Railways Company	9,377
	Software – 1.1%

358	Nintendo Co., LTD., ADR	12,047
	Specialty Retail – 0.6%

259	Sony Corporation	6,698
	Tobacco – 1.9%

410	British American Tobacco PLC	19,934
	Wireless Telecommunication Services – 5.4%

581	Millicom International Cellular SA	28,155

722	NTT DoCoMo Inc.	10,057

600	Partner Communications Company Limited	9,750

542	Vodafone Group PLC, Sponsored ADR	9,946
	Total Wireless Telecommunication Services	57,908

	Total Investments (cost $1,179,770) – 98.3%	1,058,060
	Other Assets Less Liabilities – 1.7%	18,645
	Net Assets – 100%	$1,076,705

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

April 30, 2009

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$847,631	$210,429	$—	$1,058,060

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $1,179,770.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$36,217
Depreciation	(157,927)
Net unrealized appreciation (depreciation) of investments	$(121,710)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt.

52	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Aerospace & Defense – 6.0%

590	Boeing Company	$23,630

767	Lockheed Martin Corporation	60,233

250	Raytheon Company	11,308
	Total Aerospace & Defense	95,171

	Auto Components – 1.4%

504	Advance Auto Parts, Inc.	22,050
	Beverages – 1.4%

524	Coca-Cola Company	22,558
	Biotechnology – 6.3%

298	Biogen Idec Inc., (2)	14,405

178	Celgene Corporation, (2)	7,604

749	Genzyme Corporation, (2)	39,944

840	Gilead Sciences, Inc., (2)	38,472
	Total Biotechnology	100,425

	Chemicals – 0.9%

340	Mosaic Company	13,753
	Commercial Banks – 6.3%

756	Commerce Bancshares Inc.	25,024

223	Cullen/Frost Bankers, Inc.	10,501

192	Goldman Sachs Group, Inc.	24,672

1,230	JPMorgan Chase & Co.	40,590
	Total Commercial Banks	100,787

	Commercial Services & Supplies – 1.3%

272	Stericycle Inc., (2)	12,806

290	Waste Management, Inc.	7,734
	Total Commercial Services & Supplies	20,540

	Communications Equipment – 1.7%

635	QUALCOMM, Inc.	26,873
	Computers & Peripherals – 7.7%

567	Apple, Inc., (2)	71,349

499	International Business Machines Corporation (IBM)	51,502
	Total Computers & Peripherals	122,851

	Construction & Engineering – 0.5%

223	Fluor Corporation	8,445
	Consumer Finance – 2.2%

545	Visa Inc.	35,403
	Diversified Telecommunication Services – 0.5%

267	Verizon Communications Inc.	8,101
	Electric Utilities – 4.5%

446	Edison International	12,715

223	FPL Group, Inc.	11,995

885	Progress Energy, Inc.	30,196

590	Southern Company	17,039
	Total Electric Utilities	71,945

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Food & Staples Retailing – 0.7%

223	Wal-Mart Stores, Inc.	$11,239
	Food Products – 5.8%

454	General Mills, Inc.	23,013

477	H.J. Heinz Company	16,418

665	Kellogg Company	28,003

295	Monsanto Company	25,043
	Total Food Products	92,477

	Gas Utilities – 1.3%

703	Questar Corporation	20,893
	Health Care Equipment & Supplies – 4.8%

640	Baxter International, Inc.	31,040

352	Becton, Dickinson and Company	21,289

245	Covidien Limited	8,080

1,110	Hologic Inc., (2)	16,495
	Total Health Care Equipment & Supplies	76,904

	Health Care Providers & Services – 2.3%

272	Express Scripts, Inc., (2)	17,400

386	Universal Health Services, Inc., Class B	19,454
	Total Health Care Providers & Services	36,854

	Hotels, Restaurants & Leisure – 0.7%

200	McDonald’s Corporation	10,658
	Household Products – 5.2%

272	Church & Dwight Company Inc.	14,800

620	Colgate-Palmolive Company	36,580

467	Kimberly-Clark Corporation	22,948

151	Procter & Gamble Company	7,465
	Total Household Products	81,793

	Industrial Conglomerates – 1.2%

869	Walter Industries Inc.	19,813
	Insurance – 1.4%

250	Arch Capital Group Limited, (2)	14,445

187	Travelers Companies, Inc.	7,693
	Total Insurance	22,138

	Internet & Catalog Retail – 1.2%

243	Amazon.com, Inc., (2)	19,566
	Internet Software & Services – 1.0%

41	Google Inc., Class A, (2)	16,235
	Leisure Equipment & Products – 1.1%

631	Hasbro, Inc.	16,822
	Life Sciences Tools & Services – 1.6%

408	Edwards Lifesciences Corporation, (2)	25,859
	Media – 1.3%

862	DIRECTV Group, Inc., (2)	21,317
	Metals & Mining – 2.3%

312	Cliffs Natural Resources Inc.	7,195

54	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

685	Freeport-McMoRan Copper & Gold, Inc.	$29,215
	Total Metals & Mining	36,410

	Oil, Gas & Consumable Fuels – 7.3%

710	Cimarex Energy Company	19,099

649	Continental Resources Inc., (2)	15,154

182	EOG Resources, Inc.	11,553

592	Hess Corporation	32,436

490	Petrohawk Energy Corporation, (2)	11,564

733	Southwestern Energy Company, (2)	26,285
	Total Oil, Gas & Consumable Fuels	116,091

	Pharmaceuticals – 5.5%

717	Abbott Laboratories	30,006

724	Eli Lilly and Company	23,834

366	Johnson & Johnson	19,164

1,100	Mylan Laboratories Inc., (2)	14,575
	Total Pharmaceuticals	87,579

	Real Estate Investment Trust – 0.2%

311	Walter Investment Management Corporation, (2)	2,488
	Road & Rail – 1.6%

500	Union Pacific Corporation	24,570
	Specialty Retail – 2.9%

1,250	Gap, Inc.	19,425

529	Home Depot, Inc.	13,923

327	Ross Stores, Inc.	12,406
	Total Specialty Retail	45,754

	Thrifts & Mortgage Finance – 0.9%

905	People’s United Financial, Inc.	14,136
	Tobacco – 4.4%

469	Altria Group, Inc.	7,659

386	Lorillard Inc.	24,368

1,044	Philip Morris International	37,793
	Total Tobacco	69,820

	Total Investments (cost $1,843,463) – 95.4%	1,518,318
	Other Assets Less Liabilities – 4.6%	73,497
	Net Assets – 100%	$1,591,815

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

April 30, 2009

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,518,318	$—	$—	$1,518,318

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $1,850,275.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$36,462
Depreciation	(368,419)
Net unrealized appreciation (depreciation) of investments	$(331,957)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

56	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.9%

	Aerospace & Defense – 2.1%

4,050	BAE Systems PLC	$21,464
	Automobiles – 1.9%

500	Toyota Motor Corporation, WI/DD	19,519
	Beverages – 2.1%

1,750	Diageo PLC	21,047
	Biotechnology – 1.5%

325	Gilead Sciences, Inc., (2)	14,885
	Chemicals – 10.2%

26,725	Huabao International Holdings Limited	18,966

220	Lonza AG	20,278

290	Praxair, Inc.	21,637

660	Sociedad Quimica y Minera de Chile S.A.	20,797

100	Syngenta AG	21,466
	Total Chemicals	103,144

	Commercial Services & Supplies – 3.7%

20	SGS S.A.	22,552

560	Waste Management, Inc.	14,935
	Total Commercial Services & Supplies	37,487

	Communications Equipment – 3.9%

720	Nice Systems Limited, (2)	18,439

490	QUALCOMM, Inc.	20,737
	Total Communications Equipment	39,176

	Construction & Engineering – 1.4%

1,535	Toshiba Plant Systems & Services Corporation, WI/DD	14,335
	Diversified Telecommunication Services – 2.0%

930	BCE INC.	19,881
	Electronic Equipment & Instruments – 1.2%

175	Vesta Wind Systems A/S, (2)	11,548
	Energy Equipment & Services – 3.1%

430	Schlumberger Limited	21,066

950	Seadrill Limited	10,361
	Total Energy Equipment & Services	31,427

	Food Products – 4.2%

260	Monsanto Company	22,071

4,900	Opera Software ASA, (2)	19,928
	Total Food Products	41,999

	Health Care Equipment & Supplies – 5.4%

240	Essilor International SA	10,396

9,775	Shandong Weigao Group Medical Polymer Company Limited	18,465

3	So-net M3 Inc., WI/DD	9,765

460	Varian Medical Systems, Inc., (2)	15,350
	Total Health Care Equipment & Supplies	53,976

	Health Care Providers & Services – 1.0%

200	Quest Diagnostics Incorporated	10,266

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Global Equity Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 1.9%

360	McDonald’s Corporation	$19,184
	Internet Software & Services – 2.8%

120	Baidu.com, Inc., Sponsored ADR, (2)	27,948
	IT Services – 3.2%

550	Accenture Limited	16,187

2,360	Experian PLC	15,711
	Total IT Services	31,898

	Machinery – 4.0%

2,170	Atlas Copco AB, Class A Shares	20,434

475	ITT Industries, Inc.	19,480
	Total Machinery	39,914

	Metals & Mining – 9.3%

510	Barrick Gold Corporation	14,766

860	BHP Billiton PLC, ADR	20,794

2,530	Hitachi Metals Limited, WI/DD	19,651

9,700	Lihir Gold Limited, (2)	21,148

2,300	Silver Wheaton Corporation, (2)	17,636
	Total Metals & Mining	93,995

	Oil, Gas & Consumable Fuels – 3.6%

530	Petroleo Brasileiro, Sponsored ADR	17,792

540	XTO Energy, Inc.	18,716
	Total Oil, Gas & Consumable Fuels	36,508

	Personal Products – 2.1%

5,100	Hengan Intrenational Group Company Limited	21,354
	Pharmaceuticals – 4.1%

170	Roche Holdings AG	21,523

460	Teva Pharmaceutical Industries Limited, Sponsored ADR	20,189
	Total Pharmaceuticals	41,712

	Real Estate Management & Development – 1.9%

1,580	E-House China Holdings Limited, (2)	19,576
	Road & Rail – 4.3%

340	Burlington Northern Santa Fe Corporation	22,943

575	Norfolk Southern Corporation	20,516
	Total Road & Rail	43,459

	Semiconductors & Equipment – 3.6%

1,000	ASM Lithography Holding NV	20,587

970	Intel Corporation	15,307
	Total Semiconductors & Equipment	35,894

	Software – 7.6%

2,000	Activision Blizzard Inc., (2)	21,540

990	Autonomy Corporation PLC, (2)	20,958

620	Intuit, Inc., (2)	14,341

75	Nintendo Co., Ltd., WI/DD	20,009
	Total Software	76,848

58	Nuveen Investments

Shares	Description (1)			Value

	Specialty Retail – 3.0%

185	Fast Retailing Company Limited, WI/DD			$19,322

240	Hennes & Mauritz AB			10,815
	Total Specialty Retail			30,137

	Textiles, Apparel & Luxury Goods – 1.8%

8,785	Li Ning Company Limited			18,137
	Total Common Stocks (cost $945,755)			976,718

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 15.5%

$156	Repurchase Agreement with State Street Bank, dated 4/30/09, repurchase price $155,995, collateralized by $160,000 U.S. Treasury Notes, 1.375%, due 2/15/12, value $160,800	0.080%	5/01/09	$155,994
	Total Short-Term Investments (cost $155,994)			155,994
	Total Investments (cost $1,101,749) – 112.4%			1,132,712
	Other Assets Less Liabilities – (12.4)%			(124,651)
	Net Assets – 100%			$1,008,061

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,132,712	$—	$—	$1,132,712

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was $1,101,749.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$40,122
Depreciation	(9,159)
Net unrealized appreciation (depreciation) of investments	$30,963

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 95.9%

	Aerospace & Defense – 1.6%

3,040	BAE Systems PLC	$16,111
	Airlines – 1.8%

600	Copa Holdings SA	18,390
	Automobiles – 1.9%

500	Toyota Motor Corporation, WI/DD	19,519
	Beverages – 1.1%

870	Diageo PLC	10,464
	Chemicals – 11.8%

240	Air Liquide SA	19,642

26,730	Huabao International Holdings Limited	18,970

220	Lonza AG	20,278

660	Sociedad Quimica y Minera de Chile S.A	20,797

95	Syngenta AG	20,393

680	Yara International ASA	18,540
	Total Chemicals	118,620

	Commercial Services & Supplies – 4.3%

6	Kakaku.Com Inc., WI/DD	20,503

20	SGS S.A.	22,552
	Total Commercial Services & Supplies	43,055

	Communications Equipment – 2.1%

820	Nice Systems Limited, (2)	21,000
	Computers & Peripherals – 1.1%

330	Gemalto NV, (2)	10,457
	Construction & Engineering – 2.9%

1,130	AMEC PLC	10,398

2,050	Toshiba Plant Systems & Services Corporation, WI/DD	19,145
	Total Construction & Engineering	29,543

	Diversified Telecommunication Services – 1.5%

700	BCE Inc.	14,964
	Electrical Equipment – 0.9%

310	Saft Groupe S.A., (2)	9,536
	Electronic Equipment & Instruments – 2.3%

350	Vesta Wind Systems A/S, (2)	23,095
	Energy Equipment & Services – 4.1%

1,900	Seadrill Limited	20,721

1,140	ShawCor Limited, Class A Shares	20,826
	Total Energy Equipment & Services	41,547

	Food Products – 2.0%

4,900	Opera Software ASA, (2)	19,928
	Health Care Equipment & Supplies – 6.1%

860	Elekta A.B	10,023

240	Essilor International SA	10,396

9,800	Shandong Weigao Group Medical Polymer Company Limited	18,512

7	So-net M3 Inc., WI/DD	22,784
	Total Health Care Equipment & Supplies	61,715

60	Nuveen Investments

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 0.9%

3,120	Dominos Pizza Inc., (2)	$9,439
	Internet Software & Services – 2.3%

100	Baidu.com, Inc., Sponsored ADR, (2)	23,290
	IT Services – 4.2%

3,140	Experian PLC	20,903

5,460	Telecity Group PLC, (2)	21,324
	Total IT Services	42,227

	Machinery – 4.1%

2,170	Atlas Copco AB, Class A Shares	20,434

11,800	Chiba High Speed Transmission Equipment Group Company Limited	21,316
	Total Machinery	41,750

	Media – 2.2%

3,090	British Sky Broadcasting PLC	22,250
	Metals & Mining – 9.6%

510	Barrick Gold Corporation	14,766

860	BHP Billiton PLC, ADR	20,794

2,530	Hitachi Metals Limited, WI/DD	19,651

9,700	Lihir Gold Limited, (2)	21,148

2,620	Silver Wheaton Corporation, (2)	20,090
	Total Metals & Mining	96,449

	Oil, Gas & Consumable Fuels – 4.6%

6,410	Paladin Energy Limited	20,520

760	Petroleo Brasileiro, Sponsored ADR	25,513
	Total Oil, Gas & Consumable Fuels	46,033

	Personal Products – 2.1%

5,100	Hengan Intrenational Group Company Limited	21,354
	Pharmaceuticals – 4.1%

170	Roche Holdings AG	21,523

460	Teva Pharmaceutical Industries Limited, Sponsored ADR	20,189
	Total Pharmaceuticals	41,712

	Real Estate Management & Development – 2.2%

1,800	E-House China Holdings Limited, (2)	22,302
	Road & Rail – 1.3%

29,000	China South Locomotive and Rolling Stock Corporation Limited	13,097
	Semiconductors & Equipment – 2.0%

1,000	ASM Lithography Holding NV	20,587
	Software – 5.8%

990	Autonomy Corporation PLC, (2)	20,958

75	Nintendo Co., Ltd., WI/DD	20,009

900	UbiSoft Entertainment S.A, (2)	17,743
	Total Software	58,710

	Specialty Retail – 3.0%

190	Fast Retailing Company Limited, WI/DD	19,844

240	Hennes & Mauritz AB	10,815
	Total Specialty Retail	30,659

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara International Equity Fund (continued)

April 30, 2009

Shares	Description (1)			Value

	Textiles, Apparel & Luxury Goods – 2.0%

10,000	Li Ning Company Limited			$20,645
	Total Common Stocks (cost $932,363)			968,448

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 20.4%

$206	Repurchase Agreement with State Street Bank, dated 4/30/09, repurchase price $206,210, collateralized by $210,000 U.S. Treasury Notes, 1.375%, due 2/15/12, value $211,050	0.080%	5/01/09	$206,209
	Total Short-Term Investments (cost $206,209)			206,209
	Total Investments (cost $1,138,572) – 116.3%			1,174,657
	Other Assets Less Liabilities – (16.3)%			(164,865)
	Net Assets – 100%			$1,009,792

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,174,657	$—	$—	$1,174,657

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was $1,138,572.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$48,928
Depreciation	(12,843)
Net unrealized appreciation (depreciation) of investments	$36,085

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

62	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 88.9%

	Automobiles – 2.8%

4,700	Tata Motors Limited, ADR	$36,237
	Commercial Banks – 9.3%

8,325	Bank Hapoalim BM, (2)	19,179

10,970	Bank Leumi Le-Israel BM, (2)	27,716

2,490	ICICI Bank Limited, ADR	51,369

34,500	Metropolitan Bank & Trust Company	21,403
	Total Commercial Banks	119,667

	Construction Materials – 0.8%

1,300	Cemex SAB de C.V., Sponsored ADR, (2)	9,724
	Diversified Telecommunication Services – 2.9%

822	Chunghwa Telecom Co., Ltd., Sponsored ADR, (2)	15,536

7,735	Telecom Egypt SAE	21,774
	Total Diversified Telecommunication Services	37,310

	Electric Utilities – 6.8%

1,445	Centrais Electricas Brasileiras S.A., ADR, Preferred, (2)	18,453

1,785	Centrais Electricas Brasileiras S.A., ADR, (2)	23,348

855	Huaneng Power International, Inc., Sponsored ADR, (2)	23,282

2,080	Korea Electric Power Corporation, Sponsored ADR, (2)	22,214
	Total Electric Utilities	87,297

	Food Products – 9.1%

4,050	Cresud S.A., ADR	33,008

34,199	Gruma S.A.B de C.V., (2)	20,659

2,685	Industrias Bachoco S.A.B. de C.V., ADR	39,953

78,000	Universal Robina Corporation	11,614

265	Wimm-Bill-Dann Foods OJSC, ADR, (2)	11,838
	Total Food Products	117,072

	Independent Power Producers & Energy Traders – 1.2%

209,000	Energy Development Corporation	15,559
	Metals & Mining – 18.9%

1,336	AngloGold Ashanti Limited, Sponsored ADR	41,149

32,040	Eastern Platinum Limited, (2)	14,767

1,463	First Uranium Corporation, (2)	7,871

14,890	Geovic Mining Corporation, (2)	5,802

3,505	Gold Fields Limited Sponsored ADR	36,452

1,110	Impala Platinum Holdings Limited	21,479

1,440	Industrias Penoles, S.A.B. de C.V.	15,645

6,072	Ivanhoe Mines Ltd., (2)	38,922

19,354	Lihir Gold Limited, (2)	42,197

18,800	Mineral Deposits Limited, (2)	10,111

500	Silver Standard Resources, Inc., (2)	8,490
	Total Metals & Mining	242,885

	Oil, Gas & Consumable Fuels – 13.6%

346	Addax Petroleum Corporation	9,522

1,175	Gazprom OAO, Sponsored ADR	21,009

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Emerging Markets Fund (continued)

April 30, 2009

Shares	Description (1)				Value
	Oil, Gas & Consumable Fuels (continued)

5,710	Petrobras Energia Participaciones S.A., ADR				$36,772

34,000	PetroChina Company Limited				30,051

275	PetroChina Company Limited, Sponsored ADR				23,900

1,985	Petroleo Brasileiro, Sponsored ADR				53,555
	Total Oil, Gas & Consumable Fuels				174,809

	Paper & Forest Products – 2.2%

7,100	Mondi Plc				18,591

3,092	Mondi Limited				10,407
	Total Paper & Forest Products				28,998

	Pharmaceuticals – 7.0%

4,819	Doctor Reddy’s Laboratories Limited, Sponsored ADR				52,768

94,000	United Laboratories International Holdings Ltd.				37,478
	Total Pharmaceuticals				90,246

	Real Estate Management & Development – 0.7%

2,339	IRSA Inversiones y Representaciones S.A., GDR, (2)				8,888
	Water Utilities – 3.9%

1,780	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				50,232
	Wireless Telecommunication Services – 9.7%

3,375	China Unicom Limited, ADR, (2)				39,049

1,400	NII Holdings, Inc., (2)				22,624

1,125	SK Telecom Company Limited, ADR				17,629

765	TIM Participacoes S.A., ADR				12,745

2,310	Turkcell Iletisim Hizmetleri A.S., ADR				29,337

193	Vivo Participacoes S.A.				3,085
	Total Wireless Telecommunication Services				124,469

	Total Common Stocks (cost $982,313)				1,143,393

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 4.6%

	Oil, Gas & Consumable Fuels – 3.7%

$100	Magnolia Finance	4.000%	3/29/49	B+	$48,293
	Wireless Telecommunication Services – 0.9%

15	NII Holdings, Inc.	3.125%	6/15/12	N/A	11,025
$115	Total Convertible Bonds (cost $52,672)				59,318

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 3.5%

	Electric Utilities – 1.0%

$22	Empresa Distribuidora Y Comercializadora Norte S.A.	10.500%	10/09/17	B–	$13,310
	Food Products – 1.0%

14	Chaoda Modern Agriculture (Holdings) Ltd.	7.750%	2/08/10	BB–	12,075
	Oil, Gas & Consumable Fuels – 1.5%

21	Gazprom International S.A.	7.201%	2/01/20	BBB+	19,268
$57	Total Corporate Bonds (cost $39,336)				44,653
	Total Investments (cost $1,074,321) – 97.0%				1,247,364
	Other Assets Less Liabilities – 3.0%				38,537
	Net Assets – 100%				$1,285,901

64	Nuveen Investments

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,122,384	$124,980	$—	$1,247,364

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was $1,074,321.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$188,961
Depreciation	(15,918)
Net unrealized appreciation (depreciation) of investments	$173,043

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/A	Not applicable/not available.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 96.1%

	Beverages – 4.6%

6,500	Coca Cola West Holdings Company	$106,971

6,000	Kirin Brewery Company Limited	65,889
	Total Beverages	172,860

	Building Products – 2.6%

8,100	JS Group Corporation	98,560
	Commercial Banks – 3.8%

11,000	77 Bank Limited	56,104

21,000	Sumitomo Trust & Banking Company	87,092
	Total Commercial Banks	143,196

	Commercial Services & Supplies – 7.2%

9,000	Dai Nippon Printing Co., Ltd.	95,001

1,900	Secom Company	70,128

14,000	Toppan Printing Company Limited	105,334
	Total Commercial Services & Supplies	270,463

	Construction & Engineering – 5.5%

8,000	JGC Corporation	104,238

21,000	Obayashi Corporation	103,062
	Total Construction & Engineering	207,300

	Construction Materials – 1.7%

28,000	Sumitomo Osaka Cement Company, Limited	62,746
	Consumer Finance – 0.7%

2,100	Promise Company Limited	27,639
	Containers & Packaging – 1.6%

3,700	Toyo Seikan Kaisha	61,041
	Diversified Telecommunication Services – 2.8%

5,512	Nippon Telegraph and Telephone Corporation, ADR	103,626
	Electrical Equipment – 5.5%

6,600	Futaba Corporation	116,849

2,000	TDK Corporation	90,245
	Total Electrical Equipment	207,094

	Electronic Equipment & Instruments – 11.0%

1,500	Kyocera Corporation	115,899

3,500	Mabuchi Motor Company Limited	157,931

9,461	Panasonic Corporation	137,941
	Total Electronic Equipment & Instruments	411,771

	Food & Staples Retailing – 3.0%

4,900	Seven & I Holdings	110,551
	Food Products – 1.6%

6,000	Nippon Meat Packers, Inc.	61,631
	Health Care Equipment & Supplies – 2.5%

7,200	Paramount Bed Company Limited	95,056
	Household Durables – 4.6%

11,000	Daiwa House Industry Company Limited	95,812

9,000	Sekisui House, Ltd.	77,297
	Total Household Durables	173,109

66	Nuveen Investments

Shares	Description (1)			Value

	Household Products – 2.5%

5,000	KAO Corporation			$93,845
	Insurance – 3.3%

4,600	Mitsui Sumitomo Insurance Company Limited			124,772
	Leisure Equipment & Products – 7.1%

5,123	FujiFilm Holdings Corporation, ADR			131,712

1,200	Sankyo Company Ltd.			60,596

8,000	Sega Sammy Holdings, Inc.			72,034
	Total Leisure Equipment & Products			264,342

	Media – 2.6%

1,260	Hakuhodo DY Holdings, Inc.			57,749

30	TV Asahi Corporation			38,116
	Total Media			95,865

	Oil, Gas & Consumable Fuels – 3.8%

27,000	Nippon Oil Corporation			140,448
	Personal Products – 2.8%

6,000	Shiseido Company, Limited			105,313
	Pharmaceuticals – 4.9%

2,000	Astellas Pharma, Inc.			65,098

3,600	Daiichi Sankyo Company Limited			60,414

1,400	Ono Pharmaceutical Company Limited			59,339
	Total Pharmaceuticals			184,851

	Semiconductors & Equipment – 2.9%

1,800	Rohm Company Limited			110,059
	Textiles, Apparel & Luxury Goods – 3.0%

9,000	Wacoal Holdings Corporation			110,971
	Trading Companies & Distributors – 1.7%

6,000	Mitsui & Company Limited			63,151
	Wireless Telecommunication Services – 2.8%

7,435	NTT DoCoMo, Inc.			103,570
	Total Common Stocks (cost $3,861,182)			3,603,830

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.0%

$113	Repurchase Agreement with State Street Bank, dated 4/30/09, repurchase price $113,186, collateralized by $115,000 U.S. Treasury Notes, 1.375%, due 2/15/12, value $115,575	0.080%	5/01/09	$113,186
	Total Short-Term Investments (cost $113,186)			113,186
	Total Investments (cost $3,974,368) – 99.1%			3,717,016
	Other Assets Less Liabilities – 0.9%			32,677
	Net Assets – 100%			$3,749,693

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Japan Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$3,717,016	$—	$—	$3,717,016

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was $3,974,368.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$175,771
Depreciation	(433,123)
Net unrealized appreciation (depreciation) of investments	$(257,352)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

68	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 113.4%

	Aerospace & Defense – 2.2%

620	Thales S.A.	$25,881
	Air Freight & Logistics – 1.0%

630	TNT N.V.	11,720
	Automobiles – 1.9%

2,850	Tata Motors Limited, ADR, (3)	21,974
	Beverages – 0.9%

1,000	Kirin Brewery Company Limited, WI/DD	10,982
	Capital Markets – 2.2%

1,850	UBS AG, (2), (3)	25,234
	Commercial Banks – 3.6%

2,300	Bangkok Bank Public Company Limited	5,589

1,050	ICICI Bank Limited, ADR, (3)	21,662

42,300	Krung Thai Bank Public Company Limited, (4)	6,713

2,000	Sumitomo Trust & Banking Company	8,294
	Total Commercial Banks	42,258

	Commercial Services & Supplies – 2.8%

840	Republic Services, Inc., (3)	17,640

2,000	Toppan Printing Company Limited	15,048
	Total Commercial Services & Supplies	32,688

	Containers & Packaging – 0.4%

300	Toyo Seikan Kaisha	4,949
	Diversified Telecommunication Services – 3.6%

950	Nippon Telegraph and Telephone Corporation, ADR	17,860

3,230	Sprint Nextel Corporation, (2), (3)	14,083

11,700	Telecom Italia S.p.A.	10,527
	Total Diversified Telecommunication Services	42,470

	Electric Utilities – 5.8%

490	Ameren Corporation	11,280

2,500	Centrais Electricas Brasileiras S.A., ADR, (2)	31,925

2,265	Korea Electric Power Corporation, Sponsored ADR, (2)	24,190
	Total Electric Utilities	67,395

	Electronic Equipment & Instruments – 1.7%

700	Tech Data Corporation, (2), (3)	20,153
	Energy Equipment & Services – 3.4%

1,140	BJ Services Company, (3)	15,835

535	Technip S.A.	23,257
	Total Energy Equipment & Services	39,092

	Food Products – 8.0%

89,110	Marine Harvest, (2)	40,719

1,675	Smithfield Foods, Inc., (2), (3)	14,472

3,550	Tyson Foods, Inc., Class A, (3)	37,417
	Total Food Products	92,608

	Health Care Equipment & Supplies – 0.5%

400	Paramount Bed Company Limited	5,281

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Household Durables – 2.2%

3,000	Sekisui House, Ltd.	$25,766
	Household Products – 2.0%

122	KAO Corporation, Sponsored ADR, (3)	22,953
	Internet Software & Services – 2.5%

1,765	eBay Inc., (2), (3)	29,070
	Machinery – 1.8%

850	AGCO Corporation, (2), (3)	20,655
	Marine – 2.7%

3,580	Stolt-Nielsen S.A.	31,627
	Media – 2.5%

60	Hakuhodo DY Holdings Inc.	2,750

4	TV Asahi Corporation	5,082

1,100	Viacom Inc., Class B, (2), (3)	21,164
	Total Media	28,996

	Metals & Mining – 27.7%

1,225	Alcoa Inc., (3)	11,111

3,390	Alumina Limited, Sponsored ADR, (3)	22,527

980	AngloGold Ashanti Limited, Sponsored ADR, (3)	30,184

1,990	Barrick Gold Corporation	57,909

440	CONSOL Energy Inc., (3)	13,763

23,700	Eastern Platinum Limited, (2)	10,923

4,320	Gabriel Resources, Limited, (2)	8,471

2,700	Gold Fields Limited	28,172

28,000	Lihir Gold Limited, (2)	61,047

27,010	Minara Resources Limited, (2)	11,385

5,285	Mineral Deposits Limited, (2)	2,842

3,560	Moto Goldmines, Limited, (2)	8,443

1,400	Newmont Mining Corporation, (3)	56,336
	Total Metals & Mining	323,113

	Oil, Gas & Consumable Fuels – 17.0%

615	Addax Petroleum Corporation	16,925

285	BP PLC, Sponsored ADR, (3)	12,101

1,675	Cameco Corporation	38,173

255	ConocoPhillips, (3)	10,455

1,065	ERG S.p.A.	16,571

975	Gazprom OAO, Sponsored ADR	17,433

3,000	Nippon Oil Corporation	15,605

885	Peabody Energy Corporation	23,355

115	PetroChina Company Limited, ADR, (3)	9,995

790	StatoilHydro ASA, Sponsored ADR	14,694

675	Suncor Energy, Inc., (3)	17,118

395	Tesoro Corporation, (3)	6,024
	Total Oil, Gas & Consumable Fuels	198,449

	Paper & Forest Products – 2.0%

3,275	Mondi Plc	8,575

70	Nuveen Investments

Shares	Description (1)	Value

	Paper & Forest Products (continued)

1,580	UPM-Kymmene Corporation	$14,278
	Total Paper & Forest Products	22,853

	Pharmaceuticals – 4.5%

325	AstraZeneca PLC, Sponsored ADR, (3)	11,365

875	Pfizer Inc., (3)	11,690

1,005	Sanofi-Aventis, Sponsored ADR, (3)	28,864
	Total Pharmaceuticals	51,919

	Road & Rail – 1.2%

280	Union Pacific Corporation, (3)	13,759
	Semiconductors & Equipment – 1.2%

900	Advantest Corporation	14,090
	Software – 2.2%

1,245	Microsoft Corporation	25,224
	Trading Companies & Distributors – 0.9%

1,000	Mitsui & Company Limited	10,525
	Water Utilities – 1.3%

540	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2), (3)	15,239
	Wireless Telecommunication Services – 3.7%

800	TIM Participacoes S.A., ADR, (3)	13,328

360	Turkcell Iletisim Hizmetleri A.S., ADR, (3)	4,572

825	Vivo Participacoes S.A., ADR, (3)	13,167

660	Vodafone Group PLC, Sponsored ADR	12,110
	Total Wireless Telecommunication Services	43,177

	Total Investments (cost $1,225,923) – 113.4%	1,320,100

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (18.6)%

	Chemicals – (1.0)%

(265)	Sigma-Aldrich Corporation	$(11,618)
	Commercial Services & Supplies – (2.3)%

(140)	Strayer Education Inc.	(26,517)
	Diversified Consumer Services – (2.1)%

(245)	ITT Educational Services, Inc., (2)	(24,689)
	Health Care Equipment & Supplies – (2.2)%

(365)	C. R. Bard, Inc.	(26,145)
	Hotels, Restaurants & Leisure – (3.0)%

(650)	McDonald’s Corporation	(34,639)
	Pharmaceuticals – (3.4)%

(940)	Abbott Laboratories	(39,339)
	Specialty Retail – (4.6)%

(320)	AutoZone, Inc., (2)	(53,244)
	Total Common Stocks Sold Short (proceeds $237,415)	(216,191)
	Other Assets Less Liabilities – 5.2%	60,448
	Net Assets – 100%	$1,164,357

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Plus Fund (continued)

April 30, 2009

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,267,412	$45,975	$6,713	$1,320,100
Securities sold short	(216,191)	—	—	(216,191)
Total	$1,051,221	$45,975	$6,713	$1,103,909

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	1,972
Net purchases at cost (sales at proceeds)	4,741
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$6,713

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments (excluding proceeds received on securities sold short) was $1,225,923.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short) at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$174,531
Depreciation	(80,354)
Net unrealized appreciation (depreciation) of investments	$94,177

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

WI/DD	Purchased on a when-issued or delayed delivery basis.

72	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 91.0%

	Aerospace & Defense – 1.9%

337,718	Thales S.A.	$14,097,630
	Auto Components – 2.6%

565,457	Magna International Inc., Class A	19,202,920
	Beverages – 2.6%

1,156,200	Coca Cola West Holdings Company	19,027,708
	Building Products – 1.4%

830,700	JS Group Corporation	10,107,889
	Capital Markets – 1.0%

531,986	UBS AG, (2)	7,256,289
	Commercial Banks – 2.1%

144,414	Societe Generale	7,483,417

1,914,000	Sumitomo Trust & Banking Company	7,937,802
	Total Commercial Banks	15,421,219
	Commercial Services & Supplies – 2.9%

186,384	Dai Nippon Printing Co., Ltd., ADR	1,960,760

1,862,000	Dai Nippon Printing Co., Ltd.	19,654,654
	Total Commercial Services & Supplies	21,615,414
	Communications Equipment – 2.1%

2,136,839	Alcatel-Lucent, (2)	5,501,830

723,508	Nokia Oyj, Sponsored ADR	10,230,403
	Total Communications Equipment	15,732,233
	Computers & Peripherals – 1.9%

446,092	Gemalto N.V., (2)	14,135,868
	Containers & Packaging – 1.9%

845,000	Toyo Seikan Kaisha	13,940,529
	Diversified Telecommunication Services – 6.7%

462,988	Belgacom S.A.	13,528,813

1,092,138	Nippon Telegraph and Telephone Corporation, ADR	20,532,194

17,650,590	Telecom Italia S.p.A.	15,880,372
	Total Diversified Telecommunication Services	49,941,379
	Electric Utilities – 2.9%

673,700	Centrais Electricas Brasileiras S.A., ADR	8,603,149

194,026	Centrais Electricas Brasileiras S.A., Electrobras	2,552,799

974,125	Korea Electric Power Corporation, Sponsored ADR, (2)	10,403,655
	Total Electric Utilities	21,559,603
	Electronic Equipment & Instruments – 6.2%

933,400	Fuji Photo Film Co., Ltd.	23,661,529

503,500	Mabuchi Motor Company Limited	22,719,276
	Total Electronic Equipment & Instruments	46,380,805
	Energy Equipment & Services – 2.2%

9,222	Areva CI, DD1	4,661,021

275,685	Technip S.A.	11,984,148
	Total Energy Equipment & Services	16,645,169

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Food & Staples Retailing – 2.5%

816,000	Seven & I Holdings, DD1	$18,410,059
	Household Durables – 1.4%

1,173,000	Sekisui House, Ltd.	10,074,336
	Household Products – 0.5%

195,000	KAO Corporation, WI/DD	3,659,957
	Industrial Conglomerates – 2.1%

229,418	Siemens AG, Sponsored ADR	15,489,792
	Insurance – 2.0%

546,600	Mitsui Sumitomo Insurance Company Limited	14,826,151
	Leisure Equipment & Products – 1.4%

1,168,500	Sega Sammy Holdings Inc.	10,521,476
	Media – 1.3%

597,615	Walters Kluwer N.V.	9,899,616
	Metals & Mining – 13.4%

4,742,800	Alumina Limited, (3)	5,342,586

534,370	AngloGold Ashanti Limited, Sponsored ADR	16,458,596

746,773	Barrick Gold Corporation	21,731,094

1,244,223	Gold Fields Limited	12,982,238

525,524	Impala Platinum Holdings Limited	10,169,130

736,520	Ivanhoe Mines Ltd., (2)	4,721,093

1,421,364	Lihir Gold Limited, (2)	3,098,929

290,800	Newcrest Mining Limited	6,327,487

459,964	Newmont Mining Corporation	18,508,951
	Total Metals & Mining	99,340,104
	Multi-Utilities – 1.6%

1,607,058	United Utilities PLC	12,089,077
	Oil, Gas & Consumable Fuels – 7.8%

358,208	BP PLC, Sponsored ADR	15,209,512

582,483	Nexen Inc.	11,125,425

438,535	Royal Dutch Shell PLC, Class B, Sponsored ADR	19,953,343

462,347	Suncor Energy, Inc.	11,725,120
	Total Oil, Gas & Consumable Fuels	58,013,400
	Paper & Forest Products – 1.9%

2,472,620	Stora Enso Oyj, R Shares, (2)	14,263,838
	Personal Products – 2.7%

1,149,000	Shiseido Company, Limited	20,167,502
	Pharmaceuticals – 5.2%

458,347	Novartis AG	17,428,712

366,978	Sanofi-Synthelabo, SA	21,252,455
	Total Pharmaceuticals	38,681,167
	Semiconductors & Equipment – 2.1%

252,400	Rohm Company Limited	15,432,691
	Textiles, Apparel & Luxury Goods – 1.9%

1,169,000	Wacoal Holdings Corporation	14,413,953

74	Nuveen Investments

Shares	Description (1)			Value

	Wireless Telecommunication Services – 4.8%

1,257,973	SK Telecom Company Limited, ADR			$19,712,437

8,857,217	Vodafone Group PLC			16,339,336
	Total Wireless Telecommunication Services			36,051,773
	Total Common Stocks (cost $797,173,730)			676,399,547

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.0%

	Communications Equipment – 1.0%

17,517	Lucent Technologies Capital Trust I	7.750%	B3	$7,111,902
	Total Convertible Preferred Securities (cost $5,715,957)			7,111,902

Shares	Description (1)			Value
	WARRANTS – 0.5%

782,777	NovaGold Resources Inc., (2)			$3,756,703
	Total Warrants (cost $1,017,610)			3,756,703

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.7%

$49,694	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $49,694,432, collateralized by: $12,635,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $18,363,709, $2,435,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $3,053,734 and $27,420,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $29,270,850	0.080%	5/01/09	$49,694,322
	Total Short-Term Investments (cost $49,694,322)			49,694,322
	Total Investments (cost $853,601,619) – 99.2%			736,962,474
	Other Assets Less Liabilities – 0.8%			5,858,489
	Net Assets – 100%			$742,820,963

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$718,790,523	$12,829,365	$5,342,586	$736,962,474

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2009

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	5,342,586
Balance at end of period	$5,342,586

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $858,310,491.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$37,772,044
Depreciation	(159,120,061)
Net unrealized appreciation (depreciation) of investments	$(121,348,017)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(4)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

ADR	American Depositary Receipt.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

76	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 92.5%

	Aerospace & Defense – 1.8%

121,500	Thales S.A.	$5,071,871
	Air Freight & Logistics – 0.3%

39,360	TNT N.V.	732,205
	Automobiles – 1.3%

486,800	Tata Motors Limited, ADR	3,753,228
	Beverages – 0.7%

185,000	Kirin Brewery Company Limited, WI/DD	2,031,586
	Building Products – 0.4%

89,900	JS Group Corporation	1,093,896
	Capital Markets – 2.3%

1,599,295	Endeavor Financial Corporation, 144A, (2)	1,916,527

326,500	UBS AG, (2)	4,453,460
	Total Capital Markets	6,369,987

	Commercial Banks – 3.2%

512,900	Bangkok Bank Public Company Limited	1,246,455

184,000	ICICI Bank Limited, ADR	3,795,920

14,914,100	Krung Thai Bank Public Company Limited, (3)	2,366,982

391,000	Sumitomo Trust & Banking Company	1,621,568
	Total Commercial Banks	9,030,925

	Commercial Services & Supplies – 1.7%

26,480	Republic Services, Inc.	556,080

564,000	Toppan Printing Company Limited	4,243,439
	Total Commercial Services & Supplies	4,799,519

	Containers & Packaging – 0.2%

35,800	Toyo Seikan Kaisha	590,616
	Diversified Telecommunication Services – 3.5%

83,010	KT Corporation, Sponsored ADR	1,188,703

186,275	Nippon Telegraph and Telephone Corporation, ADR	3,501,970

600,600	Sprint Nextel Corporation, (2)	2,618,616

2,765,800	Telecom Italia S.p.A.	2,488,412
	Total Diversified Telecommunication Services	9,797,701

	Electric Utilities – 5.7%

12,792	Ameren Corporation	294,472

473,000	Centrais Electricas Brasileiras S.A., ADR	6,040,210

41,700	Electricite de France S.A.	1,948,168

707,675	Korea Electric Power Corporation, Sponsored ADR, (2)	7,557,969
	Total Electric Utilities	15,840,819

	Electronic Equipment & Instruments – 1.3%

127,945	Tech Data Corporation, (2)	3,683,537
	Energy Equipment & Services – 2.3%

216,900	BJ Services Company	3,012,741

21,100	Technip S.A., ADR	899,071

59,800	Technip S.A.	2,599,532
	Total Energy Equipment & Services	6,511,344

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Food Products – 6.6%

16,392,525	Marine Harvest, (2)	$7,490,587

448,500	Smithfield Foods, Inc., (2)	3,875,040

663,300	Tyson Foods, Inc., Class A	6,991,182
	Total Food Products	18,356,809

	Health Care Equipment & Supplies – 0.8%

175,300	Paramount Bed Company Limited	2,314,344
	Household Durables – 1.7%

568,000	Sekisui House, Ltd.	4,878,280
	Household Products – 1.5%

227,000	KAO Corporation	4,260,566
	Internet Software & Services – 1.9%

326,825	eBay Inc., (2)	5,382,808
	Leisure Equipment & Products – 0.6%

1,218	Fields Corporation	1,609,262
	Machinery – 1.4%

165,000	AGCO Corporation, (2)	4,009,500
	Marine – 2.2%

697,179	Stolt-Nielsen S.A.	6,159,153
	Media – 2.3%

15,300	Hakuhodo DY Holdings Inc.	701,237

1,000	TV Asahi Corporation	1,270,533

236,275	Viacom Inc., Class B, (2)	4,545,931
	Total Media	6,517,701

	Metals & Mining – 20.3%

225,600	Alcoa Inc.	2,046,192

177,000	Alumina Limited, Sponsored ADR, (2)	1,176,183

197,750	AngloGold Ashanti Limited, Sponsored ADR	6,090,700

365,275	Barrick Gold Corporation	10,629,503

79,300	CONSOL Energy Inc.	2,480,504

2,760,600	Eastern Platinum Limited, (2)	1,272,379

928,300	Gabriel Resources, Limited, (2)	1,820,349

570,100	Gold Fields Limited	5,948,430

256,500	Ivanhoe Mines Ltd., (2)	1,644,165

4,111,075	Lihir Gold Limited, (2)	8,963,171

5,895,000	Minara Resources Limited, (2)	2,484,831

1,282,200	Mineral Deposits Limited, (2)	689,561

491,550	Moto Goldmines, Limited, (2)	1,165,748

259,675	Newmont Mining Corporation	10,449,322
	Total Metals & Mining	56,861,038

	Oil, Gas & Consumable Fuels – 13.1%

120,100	Addax Petroleum Corporation	3,305,191

55,700	BP PLC, Sponsored ADR	2,365,022

307,010	Cameco Corporation	6,996,758

45,000	ConocoPhillips	1,845,000

195,726	ERG S.p.A.	3,045,428

78	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

194,400	Gazprom OAO	$3,475,872

635,000	Nippon Oil Corporation	3,303,133

160,225	Peabody Energy Corporation	4,228,338

21,335	PetroChina Company Limited, Sponsored ADR	1,854,225

128,700	StatoilHydro ASA, Sponsored ADR	2,393,820

107,100	Suncor Energy, Inc.	2,716,056

80,375	Tesoro Corporation	1,225,719
	Total Oil, Gas & Consumable Fuels	36,754,562

	Paper & Forest Products – 1.8%

959,723	Mondi Plc	2,512,985

267,900	UPM-Kymmene Corporation	2,420,951
	Total Paper & Forest Products	4,933,936

	Pharmaceuticals – 3.8%

59,425	AstraZeneca PLC, Sponsored ADR	2,078,092

174,425	Pfizer Inc.	2,330,318

213,600	Sanofi-Aventis, ADR	6,134,592
	Total Pharmaceuticals	10,543,002

	Road & Rail – 2.3%

133,325	Union Pacific Corporation	6,551,590
	Semiconductors & Equipment – 1.1%

188,400	Advantest Corporation	2,949,600
	Software – 1.7%

232,040	Microsoft Corporation	4,701,130
	Trading Companies & Distributors – 0.5%

120,000	Mitsui & Company Limited	1,263,030
	Water Utilities – 1.0%

103,400	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,917,948
	Wireless Telecommunication Services – 3.2%

1,525,300	TIM Participacoes S.A., ADR	2,557,322

104,050	Turkcell Iletisim Hizmetleri A.S., ADR	1,321,435

158,877	Vivo Participacoes S.A., ADR	2,540,348

136,700	Vodafone Group PLC, Sponsored ADR	2,508,445
	Total Wireless Telecommunication Services	8,927,550

	Total Common Stocks (cost $315,493,342)	259,199,043

Shares	Description (1)	Value
	RIGHTS – 0.0%

78,368	Lighthouse Caledonia, (3)	$—

3,006	Tim Participacoes S.A., (3)	920
	Total Rights (cost $0)	920

Shares	Description (1)	Value
	WARRANTS – 0.1%

799,647	Endeavor Financial Corporation	$328,356
	Total Warrants (cost $104,580)	328,356

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2009

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.5%

$18,200	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/09, repurchase price $18,200,130, collateralized by $18,495,000 U.S. Treasury Notes, 0.875%, due 12/31/10, value $18,564,356	0.080%	5/01/09	$18,200,090
	Total Short-Term Investments (cost $18,200,090)			18,200,090
	Total Investments (cost $333,798,012) – 99.1%			277,728,409
	Other Assets Less Liabilities – 0.9%			2,522,306
	Net Assets – 100%			$280,250,715

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$269,739,109	$5,621,398	$2,367,902	$277,728,409

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	920
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	2,366,982
Balance at end of period	$2,367,902

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $336,592,269.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$13,637,487
Depreciation	(72,501,347)
Net unrealized appreciation (depreciation) of investments	$(58,863,860)

80	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ADR	American Depositary Receipt.

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 92.4%

	Capital Markets – 0.4%

21,874	Endeavor Financial Corporation, 144A, (2)	$26,213
	Chemicals – 2.9%

2,145	Mosaic Company	86,765

1,025	Potash Corporation of Saskatchewan	88,652
	Total Chemicals	175,417

	Electric Utilities – 3.8%

9,190	Centrais Electricas Brasileiras S.A., ADR	117,356

1,405	Electricite de France S.A.	65,640

3,090	Korea Electric Power Corporation, Sponsored ADR, (2)	33,001

1,825	PNM Resources Inc.	15,549
	Total Electric Utilities	231,546

	Energy Equipment & Services – 6.9%

200	Areva CI	101,085

13,020	BJ Services Company	180,848

1,700	ENSCO International Incorporated	48,076

400	Technip S.A., ADR	17,044

1,820	Technip S.A.	79,116
	Total Energy Equipment & Services	426,169

	Food Products – 1.1%

2,850	Smithfield Foods, Inc., (2)	24,624

4,000	Tyson Foods, Inc., Class A	42,160
	Total Food Products	66,784

	Industrial Conglomerates – 0.6%

570	Siemens AG, Sponsored ADR	38,485
	Machinery – 2.5%

4,960	AGCO Corporation, (2)	120,528

2,425	Trinity Industries Inc.	35,429
	Total Machinery	155,957

	Metals & Mining – 40.2%

6,725	Alcoa Inc.	60,996

64,625	Alumina Limited, (3)	72,798

5,305	Anglo American PLC	116,464

7,270	AngloGold Ashanti Limited, Sponsored ADR	223,916

13,800	Banro Corporation, (2)	20,010

5,335	CONSOL Energy Inc.	166,879

4,400	Crystallex International Corporation, (2)	1,232

156,325	Eastern Platinum Limited, (2)	72,051

31,800	Entree Gold Inc.	33,577

10,665	First Uranium Corporation, (2)	57,378

1,400	Freeport-McMoRan Copper & Gold, Inc.	59,710

49,900	Geovic Mining Corporation, (2)	19,445

15,860	Gold Fields Limited, Sponsored ADR	164,944

1,200	Gold Reserve Inc., Class A, (2)	684

8,210	Impala Platinum Holdings Limited	158,867

82	Nuveen Investments

Shares	Description (1)	Value

	Metals & Mining (continued)

10,230	Industrias Penoles, S.A. de C.V.	$111,147

18,450	Ivanhoe Mines Ltd., (2)	118,264

9,875	Kinross Gold Corporation	152,569

62,850	Lihir Gold Limited, (2)	137,029

2,562	Lonmin PLC	54,539

271,200	MagIndustries Corp., (2)	80,680

145,687	Minara Resources Limited, (2)	61,409

98,325	Mineral Deposits Limited, (2)	52,879

19,925	Moto Goldmines, Limited, (2)	47,254

6,225	Newcrest Mining Limited	135,449

2,945	Newmont Mining Corporation	118,507

10,140	NovaGold Resources Inc., (2)	27,682

5,125	Silver Standard Resources, Inc., (2)	87,023

184,725	Simmer & Jack Mines, (2)	59,557
	Total Metals & Mining	2,472,939

	Oil, Gas & Consumable Fuels – 27.8%

3,280	Arch Coal Inc.	45,822

3,465	BP PLC, Sponsored ADR	147,124

9,715	Cameco Corporation	221,405

6,975	Chesapeake Energy Corporation	137,477

1,465	ConocoPhillips	60,065

3,175	ERG S.p.A.	49,402

2,650	Gazprom OAO	47,382

6,125	Nexen Inc.	116,988

3,950	Peabody Energy Corporation	104,240

2,320	PetroChina Company Limited, Sponsored ADR	201,631

5,950	Pioneer Natural Resources Company	137,564

9,525	Royal Dutch Shell PLC, Class A	221,648

4,600	Suncor Energy, Inc.	116,656

3,875	Tesoro Corporation	59,094

4,725	USEC Inc., (2)	29,248

7,600	Warren Resources Inc., (2)	12,160
	Total Oil, Gas & Consumable Fuels	1,707,906

	Paper & Forest Products – 3.3%

46,151	Mondi Plc	120,844

13,955	Stora Enso Oyj, R Shares, (2)	80,502
	Total Paper & Forest Products	201,346

	Road & Rail – 1.4%

1,735	Union Pacific Corporation	85,258
	Trading Companies & Distributors – 0.5%

3,000	Mitsui & Company Limited	31,576
	Water Utilities – 1.0%

2,100	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	59,262
	Total Common Stocks (cost $5,791,787)	5,678,858

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2009

Shares	Description (1)			Value

	WARRANTS – 0.4%

10,937	Endeavor Financial Corporation			$4,491

4,593	NovaGold Resources Inc., (2)			22,043
	Total Warrants (cost $7,401)			26,534

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.7%

$351	Repurchase Agreement with State Street Bank, dated 4/30/09 repurchase price $351,186, collateralized by $360,000 U.S Treasury Bills 0.000%, due 8/27/09, value $359,892	0.080%	5/01/09	$351,185
	Total Short-Term Investments (cost $351,185)			351,185
	Total Investments (cost $6,150,373) – 98.5%			6,056,577
	Other Assets Less Liabilities – 1.5%			91,343
	Net Assets – 100%			$6,147,920

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$5,897,310	$86,469	$72,798	$6,056,577

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Investments
Balance at beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	72,798
Balance at end of period	$72,798

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2009, the cost of investments was $6,150,373.

84	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$632,752
Depreciation	(726,548)
Net unrealized appreciation (depreciation) of investments	$(93,796)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund

April 30, 2009

Shares	Description (1)	Value

	COMMON STOCKS – 121.2%

	Aerospace & Defense – 5.1%

900	Raytheon Company, (3)	$40,707

200	United Technologies Corporation, (3)	9,768
	Total Aerospace & Defense	50,475

	Air Freight & Logistics – 1.1%

300	Expeditors International of Washington, Inc., (3)	10,413
	Biotechnology – 4.2%

900	Gilead Sciences, Inc., (2), (3)	41,220
	Chemicals – 5.7%

750	Praxair, Inc., (3)	55,957
	Commercial Services & Supplies – 1.8%

650	Waste Management, Inc., (3)	17,336
	Communications Equipment – 5.6%

1,300	QUALCOMM, Inc.	55,015
	Construction & Engineering – 1.7%

450	Jacobs Engineering Group, Inc., (2), (3)	17,118
	Consumer Finance – 5.5%

3,250	Western Union Company, (3)	54,437
	Diversified Financial Services – 2.3%

100	CME Group, Inc., (3)	22,135
	Electrical Equipment – 2.1%

600	Emerson Electric Company, (3)	20,424
	Electronic Equipment & Instruments – 1.2%

350	Amphenol Corporation, Class A, (3)	11,844
	Energy Equipment & Services – 5.2%

1,050	Schlumberger Limited, (3)	51,439
	Food Products – 3.6%

200	Bunge Limited, (3)	9,602

300	Monsanto Company, (3)	25,467
	Total Food Products	35,069

	Health Care Equipment & Supplies – 16.7%

500	Alcon, Inc., (3)	46,005

300	Becton, Dickinson and Company, (3)	18,144

500	C. R. Bard, Inc., (3)	35,815

500	Stryker Corporation, (3)	19,355

1,350	Varian Medical Systems, Inc., (2)	45,050
	Total Health Care Equipment & Supplies	164,369

	Health Care Providers & Services – 7.0%

350	Express Scripts, Inc., (2)	22,390

900	Quest Diagnostics Incorporated, (3)	46,197
	Total Health Care Providers & Services	68,587

	Hotels, Restaurants & Leisure – 1.9%

350	McDonald’s Corporation, (3)	18,652
	Household Durables – 2.5%

650	Stanley Works, (3)	24,720

86	Nuveen Investments

Shares	Description (1)	Value

	Household Products – 1.8%

350	Procter & Gamble Company	$17,304
	IT Services – 6.6%

1,450	Accenture Limited, (3)	42,674

450	Affiliated Computer Services, Inc., (2)	21,771
	Total IT Services	64,445

	Machinery – 10.6%

550	Illinois Tool Works, Inc., (3)	18,040

950	ITT Industries, Inc.	38,960

1,050	Parker Hannifin Corporation	47,618
	Total Machinery	104,618

	Media – 5.4%

1,700	Omnicom Group, Inc.	53,498
	Office Electronics – 1.7%

2,700	Xerox Corporation, (3)	16,497
	Oil, Gas & Consumable Fuels – 4.8%

1,350	XTO Energy, Inc.	46,791
	Pharmaceuticals – 4.8%

550	Allergan, Inc., (3)	25,663

500	Teva Pharmaceutical Industries Limited, Sponsored ADR, (3)	21,945
	Total Pharmaceuticals	47,608

	Road & Rail – 5.0%

600	Burlington Northern Santa Fe Corporation	40,488

250	Norfolk Southern Corporation, (3)	8,920
	Total Road & Rail	49,408

	Semiconductors & Equipment – 2.2%

1,400	Intel Corporation	22,092
	Software – 3.0%

850	Activision Blizzard Inc., (2), (3)	9,155

900	Intuit, Inc., (2), (3)	20,817
	Total Software	29,972

	Textiles, Apparel & Luxury Goods – 2.1%

400	Nike, Inc., Class B, (3)	20,987
	Total Common Stocks (cost $1,164,848)	1,192,430

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 7.5%

1,100	i-Shares Russell 1000 Growth Index Fund, (3)	$42,504

350	SPDR Trust Series 1, (3), (4)	30,643
	Total Investment Companies (cost $71,007)	73,147
	Total Investments (cost $1,235,855) – 128.7%	1,265,577

Shares	Description (1)	Value
	COMMON STOCKS SOLD SHORT – (30.5)%

	Aerospace & Defense – (3.6)%

(600)	Boeing Company	$(24,030)

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Plus Fund (continued)

April 30, 2009

Shares	Description (1)	Value

	Aerospace & Defense (continued)

(300)	Rockwell Collins, Inc.	$(11,505)
	Total Aerospace & Defense	(35,535)

	Commercial Services & Supplies – (3.9)%

(900)	Cintas Corporation	(23,094)

(1,000)	Corinthian Colleges Inc., (2)	(15,400)
	Total Commercial Services & Supplies	(38,494)

	Diversified Consumer Services – (1.5)%

(1,000)	H & R Block Inc.	(15,140)
	Electrical Equipment – (1.9)%

(100)	First Solar Inc., (2)	(18,729)
	Food & Staples Retailing – (4.2)%

(1,300)	Walgreen Co.	(40,859)
	Health Care Equipment & Supplies – (4.5)%

(750)	DENTSPLY International Inc.	(21,465)

(700)	Medtronic, Inc.	(22,400)
	Total Health Care Equipment & Supplies	(43,865)

	Health Care Providers & Services – (2.3)%

(350)	Laboratory Corporation of America Holdings, (2)	(22,453)
	Hotels, Restaurants & Leisure – (5.1)%

(900)	Carnival Corporation	(24,192)

(700)	Darden Restaurants, Inc.	(25,879)
	Total Hotels, Restaurants & Leisure	(50,071)

	IT Services – (2.3)%

(600)	Computer Sciences Corporation, (2)	(22,176)
	Real Estate Investment Trust – (1.2)%

(250)	Vornado Realty Trust	(12,222)
	Total Common Stocks Sold Short (proceeds $272,007)	(299,544)

Shares	Description (1)	Value
	INVESTMENT COMPANIES SOLD SHORT – (2.1)%

(600)	SPDR Trust Series 1, (4)	$(20,844)
	Total Investment Companies Sold Short (proceeds $19,023)	(20,844)
	Other Assets Less Liabilities – 3.9%	38,543
	Net Assets – 100%	$983,732

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

88	Nuveen Investments

The following is a summary of the Fund’s fair value measurements as of April 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments	$1,265,577	$—	$—	$1,265,577
Securities sold short	(320,388)	—	—	(320,388)
Total	$945,189	$—	$—	$945,189

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2009, the cost of investments was (excluding proceeds received on securities sold short) $1,235,855.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short) at April 30, 2009, were as follows:

Gross unrealized:
Appreciation	$83,330
Depreciation	(53,608)
Net unrealized appreciation (depreciation) of investments	$29,722

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, segregated as collateral for securities lending.

(4)	SPDR Trust Series 1 issues exchange-traded funds called Standard & Poor’s (S&P) Depositary Receipts or “SPDRs.” The SPDR Trust holds all of the common stocks of the S&P 500 Composite Stock Price Index and intends to provide investment results that, before expenses, correspond to the price and yield of the S&P 500 Index.

ADR	American Depositary Receipt.

Nuveen Investments	89

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2009

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2009